Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Entity Registrant Name	Crestwood Midstream Partners LP
Entity Central Index Key	0001389030
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Current Fiscal Year End Date	--12-31

Supplemental Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating revenues
Gathering revenue - related party	$ 88,091	[1]	$ 102,427		$ 77,645
Gathering revenue	74,922	[1]	28,528		5,749
Processing revenue - related party	25,652	[1]	28,798		27,590
Processing revenue	8,481	[1]	2,714		2,606
Product sales	42,317	[1]	43,353
Total operating revenues	239,463	[1]	205,820	[2]	113,590
Operating expenses
Product purchases	23,853	[1]	38,787
Product purchases - related party	15,152	[1]
Operations and maintenance	43,108	[1]	36,303		25,702
General and administrative	29,582	[1]	24,153		17,657
Depreciation, amortization and accretion	51,908	[1]	33,812		22,359
Total operating expenses	163,603	[1]	133,055		65,718
Gain from exchange of property, plant and equipment		[1]	1,106
Operating income	75,860	[1]	73,871	[2]	47,872
Interest and debt expense	(35,765)	[1]	(27,617)		(13,550)
Income before income taxes	40,095	[1]	46,254		34,322
Income tax expense (benefit)	1,206	[1]	1,251		(550)
Net income	38,889	[1]	45,003		34,872
General partner's interest in net income	22,218	[1]	7,735		2,526
Limited partners' interest in net income	$ 16,671	[1]	$ 37,268		$ 32,346
Basic income per unit:
Net income per limited partner unit	$ 0.37	[1],[3]	$ 1	[2]	$ 1.11
Diluted income per unit:
Net income per limited partner unit	$ 0.37	[1],[3]	$ 1	[2]	$ 1.03

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.
[3]	Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.

Supplemental Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 111	[1]	$ 797	[1]
Accounts receivable - related party	23,755	[1]	27,312
Accounts receivable	21,636	[1]	11,926
Insurance receivable	2,920	[1]
Prepaid expenses and other assets	1,941	[1]	1,935
Total current assets	50,363	[1]	41,970
Property, plant and equipment, net of accumulated depreciation of $130,030 in 2012 and $89,860 in 2011	939,846	[1]	746,045
Intangible assets, net of accumulated amortization of $12,814 in 2012 and $2,440 in 2011	501,380	[1]	127,760
Goodwill	95,031	[1]	93,628
Deferred financing costs, net	22,528	[1]	16,699
Other assets	1,321	[1]	790
Total assets	1,610,469	[1]	1,026,892
Current liabilities
Accrued additions to property, plant and equipment	9,213	[1]	7,500
Capital leases	3,862	[1]	2,693
Deferred revenue	2,634	[1]
Accounts payable - related party	3,088	[1]	1,308
Accounts payable, accrued expenses and other liabilities	29,717	[1]	31,794
Total current liabilities	48,514	[1]	43,295
Long-term debt	685,161	[1]	512,500
Long-term capital leases	3,161	[1]	3,929
Asset retirement obligations	14,024	[1]	11,545
Commitments and contingent liabilities (Note 10)		[1]
Partners' capital
General partner (979,614 and 763,892 units issued and outstanding at December 31, 2012 and 2011)	257,353	[1]	11,292
Total partners' capital	859,609	[1]	455,623
Total liabilities and partners' capital	1,610,469	[1]	1,026,892
Common [Member]
Partners' capital
Limited partners' capital	442,348	[1]	286,945
Class C Unitholders [Member]
Partners' capital
Limited partners' capital	$ 159,908	[1]	$ 157,386

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Supplemental Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, accumulated depreciation	$ 130,030	$ 89,860
Intangible assets, accumulated amortization	$ 12,814	$ 2,440
General partner units issued	979,614	763,892
General partner units outstanding	979,614	763,892
Common [Member]
Common units issued	41,164,737	32,997,696
Common units outstanding	41,164,737	32,997,696
Class C Unitholders [Member]
Common units issued	7,165,819	6,596,635
Common units outstanding	7,165,819	6,596,635

Supplemental Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities
Net income	$ 38,889	[1]	$ 45,003		$ 34,872
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	51,908	[1]	33,812		22,359
Deferred income taxes		[1]			(768)
Equity-based compensation	1,877	[1]	916		5,522
Gain from exchange of property, plant and equipment		[1]	(1,106)
Other non-cash income items	5,234	[1]	3,473		4,961
Changes in assets and liabilities:
Accounts receivable - related party	3,557	[1]	(4,309)		(23,003)
Accounts receivable	(7,076)	[1]	(7,348)		(270)
Insurance receivable	(1,251)	[1]
Prepaid expenses and other assets	2,113	[1]	249		(903)
Accounts payable - related party	1,780	[1]	(2,959)		4,630
Accounts payable, accrued expenses and other liabilities	5,034	[1]	18,600		603
Net cash provided by operating activities	102,065	[1]	86,331		48,003
Cash flows from investing activities
Acquisitions, net of cash acquired	(563,965)	[1]	(414,073)
Capital expenditures	(52,572)	[1]	(48,405)		(69,069)
Proceeds from exchange on plant, property and equipment		[1]	5,943
Proceeds from sale of property, plant and equipment	20	[1]
Distributions to Quicksilver for Alliance assets		[1]			(80,276)
Net cash used in investing activities	(616,517)	[1]	(456,535)		(149,345)
Cash flows from financing activities
Proceeds from issuance of senior notes	151,500	[1]	200,000
Proceeds from revolving credit facility	555,200
Repayment of revolving credit facility	(534,000)
Payment of Tristate Acquisition deferred payment	(7,839)	[1]
Payments on capital leases	(2,993)	[1]	(1,966)
Deferred financing costs paid	(11,322)	[1]	(6,982)		(13,568)
Proceeds from issuance of common units, net	217,483
Contributions from partners	249,680	[1]	8,741
Distributions to partners	(103,537)	[1]	(64,011)		(49,699)
Taxes paid for equity-based compensation vesting	(406)	[1]			(5,293)
Net cash provided by financing activities	513,766	[1]	370,999		100,598
Change in cash and cash equivalents	(686)	[1]	795		(744)
Cash and cash equivalents at beginning of period	797	[1]	2		746
Cash and cash equivalents at end of period	111	[1]	797	[1]	2
Supplemental cash flow information:
Interest paid, net of amounts capitalized	27,885	[1]	20,281		8,590
Common [Member]
Cash flows from financing activities
Proceeds from issuance of common units, net	217,483	[1]	53,550		11,054
Class C Unitholders [Member]
Cash flows from financing activities
Proceeds from issuance of common units, net		[1]	152,671
CMLP Credit Facility, Due November 2017 [Member]
Cash flows from financing activities
Proceeds from revolving credit facility	411,700	[1]	215,200		426,704
Repayment of revolving credit facility	(517,500)	[1]	(186,204)		(268,600)
CMM Credit Facility, Due March 2017 [Member]
Cash flows from financing activities
Proceeds from revolving credit facility	143,500	[1]
Repayment of revolving credit facility	$ (16,500)	[1]

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Supplemental Consolidated Statements Of Changes In Partners' Capital (USD $) In Thousands		Common [Member]	Subordinated Unitholders [Member]	Class C Unitholders [Member]	General Partner [Member]	Total
Partners' capital at Dec. 31, 2009		$ 281,239	$ 3,040		$ 558	$ 284,837
Issuance of units, net of offering costs		11,054				11,054
Conversion of subordinated note payable		57,736				57,736
Conversion of subordinated units		(5,879)	5,879
Net income		22,614	9,732		2,526	34,872
Equity-based compensation		5,522				5,522
Taxes paid for equity-based compensation vesting		(5,293)				(5,293)
Distributions to partners		(28,648)	(18,651)		(2,400)	(49,699)
Distribution to Quicksilver		(80,276)				(80,276)
Partners' capital at Dec. 31, 2010		258,069			684	258,753
Issuance of units, net of offering costs		53,550		152,671		206,221
Contributions from partners					8,741	8,741
Net income		32,553		4,715	7,735	45,003
Equity-based compensation		916				916
Distributions to partners		(58,143)			(5,868)	(64,011)
Partners' capital at Dec. 31, 2011		286,945		157,386	11,292	455,623
Issuance of units, net of offering costs		217,483				217,483
Contributions from partners					249,680	249,680
Net income	[1]	14,149		2,522	22,218	38,889
Equity-based compensation		1,877				1,877
Taxes paid for equity-based compensation vesting		(406)				(406)
Distributions to partners	[1]	(77,700)			(25,837)	(103,537)
Partners' capital at Dec. 31, 2012	[1]	$ 442,348		$ 159,908	$ 257,353	$ 859,609

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Organization And Description Of Business	12 Months Ended
Dec. 31, 2012
Organization And Description Of Business [Abstract]
Organization And Description Of Business

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

     Crestwood Midstream Partners LP (CMLP) is a publicly traded Delaware limited partnership formed for the purpose of acquiring and operating midstream assets. Crestwood Gas Services GP LLC, our general partner (General Partner), is owned by Crestwood Holdings Partners LLC and its affiliates (Crestwood Holdings). Our common units are listed on the New York Stock Exchange (NYSE) under the symbol "CMLP."

     On October 1, 2010, Quicksilver Resources Inc. (Quicksilver) sold all of its ownership interests in CMLP to Crestwood Holdings (Crestwood Transaction), the terms of which included:

  Crestwood Holdings' purchase of a 100% interest in our General Partner;
  Crestwood Holdings' purchase of 5,696,752 common units and 11,513,625 subordinated units;
  Crestwood Holdings' purchase of a $58 million subordinated promissory note (Subordinated Note) payable by CMLP which had a carrying value of approximately $58 million at closing; and
  $701 million in cash paid to Quicksilver and conditional consideration in the form of potential additional cash payments from Crestwood Holdings in 2012 and 2013 of up to $72 million in the aggregate, depending upon achievement of certain defined average volume targets above an agreed threshold for 2011 and 2012, respectively.

     On October 4, 2010, our name changed from Quicksilver Gas Services LP to Crestwood Midstream Partners LP and our ticker symbol on the NYSE for our publicly traded common units changed from "KGS" to "CMLP."

     On October 18, 2010, subsequent to the closing of the Crestwood Transaction, the conflicts committee of our General Partner unanimously approved the conversion of our Subordinated Note payable into 2,333,712 common units in exchange for the outstanding balance of the Subordinated Note. In addition, on November 12, 2010, our subordination period ended resulting in the conversion of 11,513,625 subordinated units to common units on a one for one basis.

     On February 23, 2012, we and Crestwood Holdings formed the Crestwood Marcellus Midstream LLC (CMM) joint venture. We contributed approximately $131 million for a 35% membership interest and Crestwood Holdings contributed approximately $244 million for a 65% membership interest. We utilized available capacity under our Credit Facility to fund our contribution to CMM. In conjunction with the formation of CMM, we and Crestwood Holdings entered into a limited liability company agreement and an operating agreement governing CMM.

     On January 8, 2013, we acquired Crestwood Holdings' 65% membership interest in CMM for approximately $258 million, which was funded through $129 million of borrowings under our Credit Facility, the issuance of 6,190,469 Class D units, representing limited partner interests in us to Crestwood Holdings, and the issuance of 133,060 general partner units to our General Partner. As a result of the acquisition of the additional membership interest, we have the ability to control CMM's operating and financial decisions and policies. We accounted for this transaction as a reorganization of entities under common control and accordingly, we have consolidated CMM and have retrospectively adjusted our historical financial statements as of and for the year ended December 31, 2012 to reflect the change in reporting entity.

Organizational Structure

The following chart depicts our ownership structure as of December 31, 2012:

Our general partner and limited partner ownership interests as of December 31, 2012 are as follows:

	Crestwood
	Holdings	Public	Total
General partner interest	2.0%	—	2.0%
Limited partner interests:
Common unitholders	39.6%	43.9%	83.5%
Class C unitholders	0.2%	14.3%	14.5%
Total	41.8%	58.2%	100.0%

See Note 4. Net Income Per Limited Partner Unit for additional information concerning ownership interests.

Description of Business

     We are a growth-oriented midstream master limited partnership which owns and operates predominately fee-based gathering, processing, treating and compression assets servicing natural gas producers in the Barnett Shale in north Texas, the Fayetteville Shale in northwestern Arkansas, the Granite Wash in the Texas Panhandle, the Marcellus Shale in northern West Virginia, the Avalon Shale/Bone Spring in southeastern New Mexico, and the Haynesville/Bossier Shale in western Louisiana.

     We conduct all of our operations in the midstream sector in eight operating segments, four of which are reportable. Our operating segments reflect how we manage our operations and are generally reflective of the geographic areas in which we operate. Our reportable segments consist of Barnett, Fayetteville, Granite Wash and Marcellus. We operate five systems located in basins that include NGL rich gas shale plays: (i) the Cowtown System; (ii) the Granite Wash System; (iii) the Las Animas Systems; and (iv) two systems in the Marcellus segment.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

     Our consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (GAAP) and include the accounts of all consolidated subsidiaries after the elimination of all intercompany accounts and transactions. In management's opinion, all necessary adjustments to fairly present our results of operations, financial position and cash flows for the periods presented have been made and all such adjustments are of a normal and recurring nature. In 2012, we reclassified approximately $2.7 million from goodwill to accounts receivable and other current assets to reflect the fair value of certain contracts acquired in the Frontier Gas Acquisition (as defined in Note 3. Acquisitions) that were not recorded when the purchase price allocation was finalized for the acquired assets. This reclassification had no impact on previously reported net income, earnings per unit or partners' capital.

     On January 8, 2013, we acquired Crestwood Holdings 65% membership interest in CMM and as a result, we control the operating and financial decisions of CMM. We accounted for this transaction as a reorganization of entities under common control and the accounting standards related to such transactions requires us to retroactively adjust our historical results. The following tables summarize the impact of our consolidation of CMM as of and for the year ended December 31, 2012. CMM was formed on February 23, 2012, therefore we did not adjust our historical results for periods prior to the inception date of CMM. Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.

	Year Ended December 31, 2012
	As Previously
	Reported	CMM	Combined
	(In thousands, except per unit data)
Operating revenues	$213,961	$25,502	$239,463
Operating expenses	(151,238)	(12,365)	(163,603)
Operating income	$62,723	$13,137	$75,860
Basic earnings per limited partner unit	$0.37		$0.37
Diluted earnings per limited partner unit	$0.37		$0.37
Weighted-average number of limited partner units:
Basic	45,223		45,223
Diluted	45,420		45,420

	As of December 31, 2012
	As Previously
	Presented	CMM	Eliminations	Combined
ASSETS
Current assets
Cash and cash equivalents	$21	$90	$-	$111
Accounts receivable - related party	23,863	-	(108)	23,755
Accounts receivable	15,123	6,513	-	21,636
Other current assets	4,861	-	-	4,861
Total current assets	43,868	6,603	(108)	50,363

Investment in unconsolidated affiliate	128,646	-	(128,646)	-
Property, plant and equipment, net	784,371	155,475	-	939,846
Intangible assets - net	163,021	338,359	-	501,380
Other long-term assets	113,501	5,379	-	118,880
Total assets	$1,233,407	$505,816	$(128,754)	$1,610,469

LIABILITIES AND PARTNERS' CAPITAL/MEMBERS' EQUITY
Current liabilities
Accrued additions to property, plant and equipment	$3,829	$5,384	-	$9,213
Other current liabilities	6,950	2,634	-	9,584
Accounts payable, accrued expenses and other liabilities	27,423	2,402	(108)	29,717
Total current liabilities	38,202	10,420	(108)	48,514

Long-term debt	558,161	127,000	-	685,161
Other long-term liabilities	16,349	836	-	17,185
Partner's capital/members' equity	620,695	367,560	(128,646)	859,609
Total liabilities and partners' capital/members' equity	$1,233,407	$505,816	$(128,754)	$1,610,469

Principles of Consolidation

     We consolidate entities when we have the ability to control or direct the operating and financial decisions of the entity or when we have a significant interest in the entity that gives us the ability to direct the activities that are significant to that entity. The determination of our ability to control, direct or exert significant influence over an entity involves the use of judgment. We do not have ownership in any variable interest entities.

Use of Estimates

     The preparation of our financial statements requires the use of estimates and assumptions that affect the amounts we report as assets, liabilities, revenues and expenses and our disclosures in these financial statements. Actual results can differ from those estimates.

Cash and Cash Equivalents

     We consider all highly liquid investments with an original maturity of less than three months to be cash or cash equivalents. Our cash equivalents consist primarily of temporary investments of cash in short-term money market instruments.

Accounts Receivable

     Our accounts receivable are primarily due from Quicksilver and Antero Resources Appalachian Corporation (Antero). Each of our customers is reviewed as to credit worthiness prior to the extension of credit and on a regular basis thereafter. Although we do not require collateral, appropriate credit ratings are required. Receivables are generally due within 30 to 60 days. We regularly review collectability and establish an allowance as necessary using the specific identification method. At December 31, 2012 and 2011, we have recorded no allowance for uncollectible accounts receivable. During the years ended December 31, 2012, 2011 and 2010, we experienced no significant non-payment for services.

Long-Lived Assets

     Our property, plant and equipment is recorded at its original cost of construction or, upon acquisition, at fair value of the assets acquired. For assets we construct, we capitalize direct costs, such as labor and materials, and indirect costs, such as overhead and interest. We capitalize major units of property replacements or improvements and expense minor items. We use the straight-line method to depreciate property, plant and equipment over the estimated useful lives of the assets.

     When we retire property, plant and equipment, we charge accumulated depreciation for the original cost of the assets in addition to the cost to remove, sell or dispose of the assets, less their salvage value. We include gains or losses on dispositions of assets in operations and maintenance expense in our consolidated statements of income.

     Our intangible assets consist of acquired gas gathering, compression and processing contracts. We amortize these contracts based on the projected cash flows associated with the contracts.

     We evaluate our long-lived assets for impairment when events or circumstances indicate that their carrying values may not be recovered. These events include market declines that are believed to be other than temporary, changes in the manner in which we intend to use a long-lived asset, decisions to sell an asset and adverse changes in the legal or business environment such as adverse actions by regulators. If an event occurs, we evaluate the recoverability of our carrying value based on the long-lived asset's ability to generate future cash flows on an undiscounted basis. If the undiscounted cash flows are not sufficient to recover the long-lived asset's carrying value, or if we decide to sell a long-lived asset or group of assets, we adjust the carrying values of the asset downward, if necessary, to their estimated fair value. Our fair value estimates are generally based on assumptions market participants would use, including market data obtained through the sales process or an analysis of expected discounted cash flows.

Goodwill

     Goodwill represents consideration paid in excess of the fair value of the identifiable assets acquired in a business combination. We evaluate goodwill for impairment, at a minimum, annually on December 31, or whenever facts and circumstances indicate that fair value of a reporting unit is less than its carrying amount.

     When testing goodwill for impairment, we assess qualitative factors to evaluate whether it is more likely than not that the fair value of a reporting unit is less than the carrying amount as the basis to determine if a two-step quantitative impairment test is required. Under the two-step quantitative test, the first step compares the fair value of the reporting unit to its carrying value, including goodwill. If the fair value exceeds the carry amount, goodwill of the reporting unit is not considered impaired. If however, the fair value does not exceed the carrying amount the second step compares the implied fair value to the carrying value of the reporting unit. If the carrying amount of a reporting unit's goodwill exceeds the implied fair value of that goodwill, the excess of the carrying value over the implied value is recognized as an impairment loss.

Deferred Financing Costs

     Costs associated with obtaining long-term debt are amortized over the term of the related debt using the effective interest method.

Asset Retirement Obligations

     We record a liability for legal or contractual obligations to retire our long-lived assets associated with right-of-way contracts we hold and our facilities whether owned or leased. We record a liability in the period the obligation is incurred and estimable. Our asset retirement liabilities are initially recorded at their estimated fair value with a corresponding increase to property, plant and equipment. This increase in property, plant and equipment is then depreciated over the useful life of the asset to which that liability relates. An ongoing expense is recognized for changes in the value of the liability as a result of the passage of time, which we record as depreciation, amortization and accretion expense in our consolidated statements of income.

Environmental Costs and Other Contingencies

     We recognize liabilities for environmental and other contingencies when we have an exposure that indicates it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. Where the most likely outcome of a contingency can be reasonably estimated, we accrue a liability for that amount. Where the most likely outcome cannot be estimated, a range of potential losses is established and if no one amount in that range is more likely than any other, the low end of the range is accrued.

     We record liabilities for environmental contingencies at their undiscounted amounts on our consolidated balance sheets as accounts payable, accrued expenses and other liabilities when environmental assessments indicate that remediation efforts are probable and costs can be reasonable estimated. Estimates of our liabilities are based on currently available facts and presently enacted laws and regulations, taking into consideration the likely effects of other societal and economic factors. Our estimates are subject to revision in future periods based on actual costs or new circumstances. We capitalize costs that benefit future periods and recognize a current period charge in operation and maintenance expense when clean-up efforts do not benefit future periods.

     We evaluate potential recoveries of amounts from third parties, including insurance coverage, separately from our liability. Recovery is evaluated based on the solvency of the third party, among other factors. When recovery is assured, we record and report an asset separately from the associated liability on our consolidate balance sheet.

Revenue Recognition

     We gather, process, treat, compress, transport and sell natural gas pursuant to fixed-fee and percent-of-proceeds contracts. For fixed-fee contracts, we recognize revenues based on the volume of natural gas gathered, processed and treated or compressed. For percent-of-proceeds contracts, we recognize revenues based on the value of products sold to third parties. We recognize revenues for our services and products when all of the following criteria are met:

  persuasive evidence of an exchange arrangement exists;
  services have been rendered or products delivered;
  the price for services is fixed or determinable; and
  collectability is reasonably assured.

Income Taxes

     We are a partnership for income tax purposes and are not subject to either federal income taxes or generally to state income taxes. Our partners are responsible for their share of taxable income which may differ from income for financial statement purposes due to differences in the tax basis and financial reporting basis of assets and liabilities.

     We are responsible for our portion of the Texas Margin tax that is included in Crestwood Holdings' consolidated Texas franchise tax return. Our current tax liability will be assessed based on 0.7% of the gross revenue apportioned to Texas. The margin tax qualifies as an income tax under GAAP, which requires us to recognize the impact of this tax on the temporary differences between the financial statement assets and liabilities and their tax basis attributable to such tax.

Equity Based Compensation

     Equity-based awards are valued at the closing market price of our common units on the date of grant, which reflects the fair value of such awards. For those awards that are settled in cash, the associated liability is remeasured at every balance sheet date through settlement, such that the vested portion of the liability is adjusted to reflect its revised fair value through compensation expense. We generally recognize the expense associated with the award over the vesting period. At the time of issuance of phantom units, management of our General Partner determines whether they will be settled in cash or settled in our common units.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions

3. ACQUISITIONS

2012 Acquisitions

Antero Acquisition

     On February 24, 2012, we announced the execution of an Asset Purchase Agreement related to the acquisition of gathering assets owned by Antero in the Marcellus Shale located in Harrison and Doddridge Counties, West Virginia (Antero Acquisition), and, at closing, the planned execution of a 20 year Gas Gathering and Compression Agreement (GGA) with Antero. On March 26, 2012, CMM completed the Antero Acquisition for approximately $380 million. The assets acquired by CMM consisted of a 33 mile low pressure gathering system at the time of acquisition. The gathering pipelines deliver Antero's Marcellus Shale production to various regional pipeline systems including Columbia, Dominion and Equitrans and Mark West Energy Partners' Sherwood Gas Processing Plant.

     The GGA with Antero provided for an area of dedication at the time of acquisition of approximately 127,000 gross acres, or 104,000 net acres, largely located in the rich gas corridor of the southwestern core of the Marcellus Shale play. As part of the GGA, Antero committed to deliver minimum annual throughput volumes to us for a seven year period from January 1, 2012 to January 1, 2019, ranging from an average of 300 MMcf/d in 2012 to an average of 450 MMcf/d in 2018. During the period ended December 31, 2012, Antero delivered less than the minimum annual throughput volumes and at December 31, 2012, we recorded a receivable and deferred revenue of approximately $2.6 million due to Antero's potential ability to recover this amount if Antero's 2013 throughput volumes exceed the minimum annual throughput volumes included in the GGA for 2013.

The final purchase price allocation is as follows (In thousands):

Purchase price:
Cash	$381,718
Total purchase price	$381,718
Purchase price allocation:
Property, plant and equipment	$90,562
Intangible assets	291,218
Total assets	$381,780
Asset retirement obligation	$62
Total liabilities	$62
Total	$381,718

     Our intangible assets recorded as result of the Antero Acquisition relate to the GGA with Antero. These intangible assets will be amortized over the life of the contract. Transaction costs for the Antero Acquisition for the year ended December 31, 2012 were approximately $0.6 million and were included in general and administrative expenses in our consolidated statement of income. For the period from the acquisition date (March 26, 2012) through December 31, 2012, we recorded approximately $26 million of operating revenues and $12 million of operating expenses related to the operations of the assets acquired from Antero.

Devon Acquisition

     On August 24, 2012, we acquired certain gathering and processing assets in the NGL rich gas region of the Barnett Shale from Devon Energy Corporation (Devon) for approximately $87 million (Devon Acquisition). The assets acquired consist of a 74 mile low pressure natural gas gathering system, a cryogenic processing facility with capacity of 100 MMcf/d and 23,100 hp of compression equipment, and are located in Johnson County, Texas (West Johnson County System) near our Cowtown gathering system. Additionally, as part of the transaction, we entered into a 20 year, fixed-fee gathering, processing and compression agreement with Devon, under which we gather and process Devon's natural gas production from a 20,500 acre dedication. The final purchase price allocation is pending the completion of the valuation of the assets acquired and liabilities assumed. The preliminary purchase price allocation is as follows (In thousands):

Purchase price:
Cash	$87,247
Total purchase price	$87,247
Preliminary purchase price allocation:
Property, plant and equipment	$41,555
Intangible assets	46,959
Total assets	$88,514
Asset retirement obligation	$540
Property tax liability	527
Environmental liability	200
Total liabilities	$1,267
Total	$87,247

     Our intangible assets recorded as a result of the Devon Acquisition relate to the 20 year fixed-fee gathering, processing and compression agreement with Devon. These intangible assets will be amortized over the life of the contract.

     Transactions costs for the Devon Acquisition for the year ended December 31, 2012 were approximately $1 million are included in general and administrative expenses in our consolidated statement of income. For the period from the acquisition date (August 24, 2012) through December 31, 2012, we recorded approximately $7 million of operating revenues and $5 million of operating expenses related to the operations of the assets acquired from Devon. We did not incur any significant non-operating income or expenses related to the acquired assets during that period. We believe that it is impracticable to present financial information for the acquired assets prior to the acquisition date due to the lack of availability of historical financial information related to the acquired assets, and because the 20 year fixed-fee gathering, processing and compression agreement with Devon has significantly different terms than the historical intercompany relationships between the acquired assets and Devon.

EMAC Acquisition

     On December 28, 2012, CMM acquired all of the membership interest of E. Marcellus Asset Company, LLC (EMAC) from Enerven Compression, LLC (Enerven) for approximately $95 million. We financed this acquisition through our CMM $200 million Credit Facility. EMAC's assets consist of four compression and dehydration stations located on our gathering systems in Harrison County, West Virginia. These assets will provide compression and dehydration services to Antero under a compression services agreement through 2018. Antero has the option to renew the agreement for an additional five years upon expiration of the original agreement. The final purchase price allocation is pending the completion of the valuation of the assets acquired and liabilities assumed. The preliminary purchase price allocation is as follows (In thousands):

Purchase price:
Cash	$95,000
Total purchase price	$95,000
Preliminary purchase price allocation:
Property, plant and equipment	$45,938
Intangible assets	49,817
Total assets	$95,755
Asset retirement obligation	$755
Total liabilities	$755
Total	$95,000

     Our intangible assets recorded as result of the EMAC acquisition relate to the compression services agreements with Antero. These intangible assets will be amortized over the life of the contract. Transaction costs for the EMAC acquisition for the year ended December 31, 2012 were approximately $0.3 million and were included in general and administrative expenses in our consolidated statement of income. The acquisition of EMAC was not material to our results of operations for the period from the acquisition date (December 28, 2012) to December 31, 2012.

2011 Acquisitions

Las Animas Acquisition

     On February 16, 2011, we acquired certain midstream assets in the Avalon Shale trend from a group of independent producers for approximately $5 million (Las Animas Acquisition). The assets acquired consisted of approximately 46 miles of natural gas gathering pipeline located in the Morrow/Atoka trend and the Avalon Shale trend in southeastern New Mexico. The pipelines are supported by long-term fixed-fee contracts which include existing Morrow/Atoka production and dedications of approximately 55,000 acres.

     The Las Animas Acquisition was recorded in property, plant and equipment at fair value of approximately $5 million. During the year ended December 31, 2011, we recognized approximately $5 million of operating revenues and $0.1 million of operating income related to this acquisition.

Frontier Gas Acquisition

     On April 1, 2011, we acquired certain midstream assets in the Fayetteville Shale and the Granite Wash from Frontier Gas Services, LLC for approximately $345 million (Frontier Gas Acquisition). We financed $338 million of the purchase price through a combination of equity and debt as described in Note 5. Financial Instruments and Note 14. Partners' Capital.

     The Fayetteville assets acquired consisted of approximately 130 miles of high pressure and low pressure gathering pipelines in northwestern Arkansas with capacity of approximately 510 MMcf/d, treating capacity of approximately 165 MMcf/d and approximately 35,000 hp compression (Fayetteville System). The Fayetteville System interconnects with multiple interstate pipelines which serve the Fayetteville Shale and are supported by long-term fixed-fee contracts with producers who dedicated approximately 100,000 acres in the core of the Fayetteville Shale to us. These contracts have initial terms that extend through 2020 and include an option, by either party to the contract, to extend the contract through 2025. The Granite Wash assets acquired consisted of a 28 mile pipeline system and a 36 MMcf/d cryogenic processing plant in the Texas Panhandle (Granite Wash System). The Granite Wash System is supported by more than 13,000 dedicated acres and long-term contracts with initial terms that extend through 2022.

     During 2011, we finalized the Frontier Gas Acquisition purchase price allocation, which resulted in the recognition of approximately $94 million in goodwill, of which $77 million was allocated to the Fayetteville segment and $17 million was allocated to the Granite Wash segment. The final purchase price allocation is as follows (In thousands):

Purchase price:
Cash	$344,562
Purchase price allocation:
Accounts receivable	$335
Prepaid expenses and other	750
Property, plant and equipment	144,505
Intangible assets	114,200
Goodwill	93,628
Other assets	178
Total assets	$353,596
Current portion of capital leases	$2,576
Accounts payable, accrued expenses and other	64
Long-term capital leases	6,011
Asset retirement obligations	383
Total liabilities	$9,034
Total	$344,562

     Transactions costs for the Frontier Gas Acquisition for the year ended December 31, 2011 were approximately $5 million of which approximately $2 million was recorded in general and administrative expense and $3 million was recorded in interest expense. During the year ended December 31, 2011, we recognized approximately $59 million in operating revenues and $5 million in operating income related to this acquisition.

Tristate Acquisition

     On November 1, 2011, we acquired Tristate Sabine, LLC (Tristate) from affiliates of Energy Spectrum Capital, Zwolle Pipeline, LLC, and Tristate's management for approximately $72 million in cash consideration comprised of $64 million paid at closing plus a deferred payment of approximately $8 million, which was paid during the fourth quarter of 2012 (Tristate Acquisition).

     At the time of acquisition, the Tristate assets located in Haynesville/Bossier Shale consisted of approximately 60 miles of high pressure and low pressure gathering pipelines in western Louisiana with capacity of approximately 100 MMcf/d and treating capacity of approximately 80 MMcf/d (Sabine System). The Sabine System is supported by long-term, fixed-fee contracts with producers who dedicated approximately 20,000 acres to us. These contracts have various initial terms that extend through 2019 and 2021.

     During 2012, we finalized our purchase price allocation for the Tristate Acquisition, which resulted in the recognition of approximately $4 million in goodwill, primarily related to anticipated operating synergies between the assets acquired and our existing assets. The final purchase price allocation is as follows (In thousands):

Purchase price:
Cash	$64,359
Deferred payment	8,000
Total purchase price	$72,359
Purchase price allocation:
Cash	$589
Accounts receivable	2,564
Prepaid expenses and other	364
Property, plant and equipment	55,568
Intangible assets	12,000
Goodwill	4,053
Total assets	$75,138
Accounts payable, accrued expenses and other	$1,915
Asset retirement obligation	864
Total liabilities	$2,779
Total	$72,359

     Transaction costs of $0.3 million were recognized in general and administrative expense during 2011. During the year ended December 31, 2011, we recognized approximately $1.9 million in operating revenues and $0.9 million in operating income related to this acquisition.

Unaudited Pro Forma Information

     The following table is the presentation of income for the year ended December 31, 2012 as if we had completed the EMAC acquisition on February 23, 2012, the inception date of CMM, which acquired EMAC (In thousands, except per unit data):

	Year Ended December 31, 2012
	Crestwood
	Midstream	Proforma
	Partners LP	Adjustment (1)	Combined
Operating revenues	$239,463	$9,950	$249,413
Operating expenses	(163,603)	(7,168)	(170,771)
Operating income	$75,860	$2,782	$78,642
Basic earnings per limited partner unit(2)	$0.37		$0.37
Diluted earnings per limited partner unit (2)	$0.37		$0.37
Weighted-average number of limited partner units: (2)
Basic	45,223		45,223
Diluted	45,420		45,420

(1) Represents approximately ten months of operating income for the EMAC acquisition prior to the acquisition.

(2) Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.

     The following tables are the presentation of income for the years ended December 31, 2011 and 2010 as if we had completed the Las Animas, Frontier Gas and Tristate Acquisitions on January 1, 2010 (In thousands, except per unit data):

	Year Ended December 31, 2011
	Crestwood
	Midstream	Proforma
	Partners LP (1)	Adjustment (2)	Combined
Operating revenues	$205,820	$25,827	$231,647
Operating expenses, net of gain from exchange of property,
plant and equipment	(131,949)	(22,911)	(154,860)
Operating income	$73,871	$2,916	$76,787
Basic earnings per limited partner unit:	$1.00		$0.87
Diluted earnings per limited partner unit:	$1.00		$0.87
Weighted-average number of limited partner units:
Basic	37,206		38,835
Diluted	37,320		38,949

	Year Ended December 31,2010
	Crestwood
	Midstream	Proforma
	Partners LP	Adjustment (3)	Combined
Operating revenues	$113,590	$74,217	$187,807
Operating expenses	(65,718)	(70,295)	(136,013)
Operating income	$47,872	$3,922	$51,794
Basic earnings per limited partner unit:	$1.11		$0.80
Diluted earnings per limited partner unit:	$1.03		$0.75
Weighted-average number of limited partner units:
Basic	29,070		35,561
Diluted	31,316		37,807

(1) Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.

(2) Represents approximately one month of operating income for the Las Animas Acquisition, three months of operating income for the Frontier Gas Acquisition and ten months of operating income for the Tristate Acquisition, prior to the respective acquisition.

(3) Represents operating income for the Las Animas Acquisition, the Frontier Gas Acquisition and the Tristate Acquisition for the year ended December 31, 2010.

Net Income Per Limited Partner Unit And Distributions	12 Months Ended
Dec. 31, 2012
Net Income Per Limited Partner Unit And Distributions [Abstract]
Net Income Per Limited Partner Unit And Distributions

4. NET INCOME PER LIMITED PARTNER UNIT AND DISTRIBUTIONS

Earnings per Limited Partner Unit. Our net income is allocated to the General Partner and the limited partners, in accordance with their respective ownership percentages, after giving effect to incentive distributions paid to the General Partner. Basic earnings per unit are computed by dividing net income attributable to limited partner unitholders by the weighted-average number of limited partner units outstanding during each period. Diluted earnings per unit are computed using the treasury stock method, which considers the impact to net income and limited partner units from the potential issuance of limited partner units.

     The tables below show the (i) allocation of net income attributable to limited partners and the (ii) net income per limited partner unit based on the number of basic and diluted limited partner units outstanding for the years ended December 31, 2012, 2011 and 2010.

Allocation of Net Income to General Partner and Limited Partners

	Year Ended December 31,
	2012	2011	2010
Net income	$38,889	$45,003	$34,872
GP's incentive distributions	(14,753)	(7,049)	(2,016)
Net income after incentive distributions	24,136	37,954	32,856
GP's interest in net income after incentive distributions	7,465	686	510
LP's interest in net income after incentive distributions	$16,671	$37,268	$32,346

Net Income Per Limited Partner Unit

		Year Ended December 31,
	2012	2011	2010
Limited partners' interest in net income	$16,671	$37,268	$32,346
Weighted-average limited partner units - basic (1)	45,223	37,206	29,070
Effect of unvested phantom units	197	114	2,246
Weighted-average limited partner units - diluted (1)	45,420	37,320	31,316
Basic earnings per unit:
Net income per limited partner	$0.37	$1.00	$1.11
Diluted earnings per unit:
Net income per limited partner	$0.37	$1.00	$1.03

(1) Includes 6,869,268 and 4,828,093 Class C units for the years ended December 31, 2012 and 2011.

There were no units excluded from our dilutive earnings per share as we do not have any anti-dilutive units for the years ended December 31, 2012, 2011 and 2010.

     Distributions. Our Second Amended and Restated Agreement of Limited Partnership, dated February 19, 2008, as amended (Partnership Agreement), requires that, within 45 days after the end of each quarter, we distribute all of our Available Cash (as defined therein) to unitholders of record on the applicable record date, as determined by our General Partner. Our minimum quarterly distribution is $0.30 per unit, to the extent we have sufficient cash flows from operations after the establishment of cash reserve and payment of fees and expenses, including payments to our General Partner. There is no guarantee that we will pay the minimum quarterly distribution in any quarter. We are prohibited from making any distributions to unitholders if such distribution would cause an event of default or an event of default exists, under our Credit Facility or other agreements governing our long-term debt.

     General Partner Interest and Incentive Distribution Rights. Our General Partner is entitled to quarterly distributions equal to its General Partner interest. As of December 31, 2012, our General Partner interest is approximately 2%, represented by 979,614 General Partner units. Our General Partner has the right, but not the obligation, to contribute a proportional amount of capital to us to maintain its current General Partner interest. The General Partner's interest in our distributions will be reduced if we issue additional units in the future and our General Partner does not contribute a proportional amount of capital to us to maintain its General Partner interest.

     Our General Partner holds incentive distribution rights (IDRs) in accordance with the Partnership Agreement. These rights pay an increasing percentage, up to a maximum of 50% of the cash we distribute from operating surplus in excess of $0.45 per unit per quarter. The maximum distribution of 50% includes distributions paid to our General Partner based on its General Partner interest and assumes that our General Partner maintains its current General Partner interest. The maximum distribution of 50% does not include any distributions that our General Partner may receive on limited partner units that it owns.

The following table presents distributions for 2012 and 2011 (In millions, except per unit data):

				Distribution Paid
			Limited Partners		General Partner
				Paid-In-	Cash paid	Paid-In-
				Kind Value	to General	Kind Value
	Attributable to the	Per Unit	Cash paid	to Class C	Partner	to Class C	Total	Total
Payment Date	Quarter Ended	Distribution	to common	unitholders	and IDR	unitholders	Cash	Distribution
2013
February 12, 2013	December 31, 2012	$0.51	$21.0	$3.7	$4.1	$0.6	$25.1	$29.4

2012
November 9, 2012	September 30, 2012	$0.51	$21.0	$3.5	$4.1	$0.6	$25.1	$29.2
August 10, 2012	June 30, 2012	$0.50	$20.6	$3.4	$3.7	$0.5	$24.3	$28.2
May 11, 2012	March 31, 2012	$0.50	$18.2	$3.4	$3.3	$0.5	$21.5	$25.4
February 10, 2012	December 31, 2011	$0.49	$17.9	$3.2	$2.8	$0.5	$20.7	$24.4

2011
November 10, 2011	September 30, 2011	$0.48	$15.8	$3.1	$2.3	$0.4	$18.1	$21.6
August 12, 2011	June 30, 2011	$0.46	$15.2	$2.9	$1.6	$0.2	$16.8	$19.9
May 13, 2011	March 31, 2011	$0.44	$13.7	$2.7	$1.1	$0.2	$14.8	$17.7
February 11, 2011	December 31, 2010	$0.43	$13.4	$—	$0.9	$—	$14.3	$14.3

     Our Class C units are substantially similar in all respects to our existing common units, representing limited partner interests, except that we have the option to pay distributions to our Class C unitholders with cash or by issuing additional Paid-In-Kind Class C units based upon the volume weighted-average price of our common units for the 10 trading days immediately preceding the date the distribution is declared. We issued 633,084 and 473,731 additional Class C units in lieu of paying in cash quarterly distributions on our Class C units for the years ended December 31, 2012 and 2011. In February 2013, we issued an additional 183,995 Class C units in quarterly distributions. Additionally, in April 2013, our outstanding Class C units will convert to common units on a one-for-one basis. Quarterly distributions on these converted units will be paid with cash.

     In conjunction with the acquisition of the 65% membership interest in CMM in January 2013, we issued 6,190,469 Class D units, representing limited partner interests in us to Crestwood Holdings. Our Class D units are similar in certain respects to our existing common units and Class C units, except that we have the option to pay distributions to our Class D unitholders for a period of one year with cash or by issuing additional Paid-In-Kind Class D units based upon the volume weighted-average price of our common units for the 10 trading days immediately preceding the date the distribution is declared. The Class D units issued in January 2013 will not participate in the dividend paid on February 12, 2013. In March 2014, our outstanding Class D units will convert to common units on a one-for-one basis.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments

5. FINANCIAL INSTRUMENTS

Fair Values

     We separate the fair values of our financial instruments into three levels (Levels 1, 2 and 3) based on our assessment of the availability of observable market data and the significance of non-observable data used to determine fair value. Our assessment and classification of an instrument within a level can change over time based on the maturity or liquidity of the instrument and would be reflected at the end of the period in which the change occurs. During the years ended December 31, 2012 and 2011, there have been no changes to the inputs and valuation techniques used to measure fair value, the types of instruments, or the levels in which they are classified.

     Cash and Cash Equivalents, Accounts Receivable and Accounts Payable. As of December 31, 2012 and 2011, the carrying amounts of cash and cash equivalents, accounts receivable and accounts payable represent fair value based on the short-term nature of these instruments.

     Credit Facilities. The fair value of our credit facilities approximates their carrying amounts as of December 31, 2012 and 2011 due primarily to the variable nature of the interest rate of the instruments, which is considered a Level 2 fair value measurement.

     Senior Notes. We estimated the fair value of our Senior Notes (representing a Level 2 fair value measurement) primarily based on quoted market prices for the same or similar issuances. The following table reflects the carrying value and fair value of our Senior Notes (In millions):

	As of December 31,
	2012		2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Senior Notes	$351	$365	$200	$197

Debt

Our long-term debt consisted of the following at December 31 (In thousands):

	2012	2011
CMM Credit Facility, due March 2017	$127,000	$—
CMLP Credit Facility, due November 2017	206,700	312,500
Senior Notes, due April 2019	350,000	200,000
	683,700	512,500
Plus: Unamortized premium on Senior Notes	1,461	—
Total long-term debt	$685,161	$512,500

Credit Facilities

     CMM Credit Facility. On March 26, 2012, in conjunction with the acquisition of Antero's gathering system assets, we entered into a credit agreement with certain lenders. The five year term credit agreement allows for revolving loans, letters of credit and swingline loans in an aggregate principal amount of up to $200 million (CMM Credit Facility). The CMM Credit Facility is secured by substantially all its assets.

     Borrowings under the CMM Credit Facility bear interest at the London Interbank Offered Rate (LIBOR) plus an applicable margin or a base rate as defined in the credit agreement. Under the terms of the CMM Credit Facility, the applicable margin under LIBOR borrowings was 2.5%. The weighted-average interest rate as of December 31, 2012 was 2.8%. Our borrowings under the CMM Credit Facility were $127 million as of December 31, 2012, and based on our results through December 31, 2012, our remaining available capacity under the credit facility was $59 million. For the period from March 26, 2012 to December 31, 2012, our average and maximum outstanding borrowings were approximately $18 million and $130 million.

Our CMM Credit Facility requires us to maintain:

  a ratio of our trailing 12-month EBITDA (as defined in the credit agreement) to our net interest expense of not less than 2.0 to 1.0; and
  a ratio of total indebtedness to trailing 12-month EBITDA (as defined in the credit agreement) of not more than 4.5 to 1.0, or not more than 5.0 to 1.0 for up to nine months following certain acquisitions.

     CMLP Credit Facility. Our senior secured credit facility, as amended (CMLP Credit Facility), allows for revolving loans, letters of credit and swingline loans in an aggregate amount of up to $550 million. Our CMLP Credit Facility matures on November 16, 2017 and is secured by substantially all of our assets and those of certain of our subsidiaries. As of December 31, 2012, our Credit Facility is guaranteed by our 100% owned subsidiaries except for CMM and its consolidated subsidiaries.

     Borrowings under the CMLP Credit Facility bear interest at LIBOR plus an applicable margin or a base rate as defined in the credit agreement. Under the terms of the CMLP Credit Facility, the applicable margin under LIBOR borrowings was 2.5% and 3.0% at December 31, 2012 and 2011. The weighted-average interest rate as of December 31, 2012 and 2011 was 2.8% and 3.3%. Our borrowings under the CMLP Credit Facility were approximately $207 million and $312 million as of December 31, 2012 and 2011, and based on our results through December 31, 2012, our remaining available capacity under the CMLP Credit Facility was $167 million. For the year ended December 31, 2012 and 2011, our average outstanding borrowings were $305 million and $325 million. For the year ended December 31, 2012 and 2011, our maximum outstanding borrowings were $375 million and $282 million.

Our CMLP Credit Facility requires us to maintain:

  a ratio of our consolidated trailing 12-month EBITDA (as defined in the CMLP Credit Facility) to our net interest expense of not less than 2.5 to 1.0; and
  a ratio of total indebtedness to consolidated trailing 12-month EBITDA (as defined in the CMLP Credit Facility) of not more than 5.0 to 1.0, or not more than 5.5 to 1.0 for up to nine months following certain acquisitions.

As of December 31, 2012, we were in compliance with the financial covenants under our CMM and CMLP credit facilities.

     Our credit facilities contain restrictive covenants that prohibit the declaration or payment of distributions by us if a default then exists or would result therefrom, and otherwise limits the amount of distributions that we can make. An event of default may result in the acceleration of our repayment of outstanding borrowings under the Credit Facility, the termination of the Credit Facility and foreclosure on collateral.

Senior Notes

     On April 1, 2011, we issued $200 million of senior notes, which accrue interest at the rate of 7.75% per annum and mature in April 2019. On November 8, 2012, we issued an additional $150 million of these notes in a private placement offering. The $150 million senior notes have the same terms as our $200 million senior notes. The net proceeds from the offering were used to reduce our indebtedness under our Credit Facility.

     Our obligations under the Senior Notes are guaranteed on an unsecured basis by certain of our current and future domestic subsidiaries. Interest is payable semi-annually in arrears on April 1 and October 1 of each year. Our Senior Notes require us to maintain a ratio of our consolidated trailing 12-month EBITDA (as defined in the indenture governing the Senior Notes) to fixed charges of at least 1.75 to 1.0. As of December 31, 2012, we were in compliance with this covenant.

Bridge Loans

     In February 2011, in connection with the Frontier Gas Acquisition, we obtained commitments from multiple lenders for senior unsecured bridge loans in an aggregate amount up to $200 million. The commitment was terminated on April 1, 2011 in conjunction with the issuance of the Senior Notes described above. We incurred approximately $3 million of commitment fees during the year ended December 31, 2011, which was included in interest expense on our consolidated statement of income.

Subordinated Note

     In August 2007, we executed the Subordinated Note payable to Quicksilver in the principal amount of $50 million. The Subordinated Note was assigned to Crestwood Holdings as part of the Crestwood Transaction on October 1, 2010. Our Credit Facility required us to terminate the Subordinated Note through the issuance of additional common units during 2010. The conversion into common units was determined based upon the average closing common unit price for a 20 trading-day period that ended October 15, 2010. We issued 2,333,712 of our common units to Crestwood Holding in exchange for the outstanding balance of the Subordinated Note at the time of the conversion.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

6. PROPERTY, PLANT AND EQUIPMENT

The table below presents the details of our property, plant and equipment (In thousands):

		December 31,
	Depreciable Life	2012	2011
Gathering systems	20 years	$450,989	$298,207
Processing plants and compression facilities	20-25 years	490,991	429,908
Rights-of-way and easements	20 years	60,502	50,085
Buildings and other	5-40 years	7,385	5,958
Land	—	4,698	4,674
Construction in progress	—	55,311	47,073
Property, plant and equipment		1,069,876	835,905
Accumulated depreciation		(130,030)	(89,860)
Property, plant and equipment, net		$939,846	$746,045

     We have capital lease assets of approximately $12 million and $9 million included in our property, plant and equipment at December 31, 2012 and 2011.

     During the year ended December 31, 2012, we recorded an impairment of approximately $1.6 million of our property, plant and equipment to write certain of our assets down to their fair value of zero (which is a Level 3 fair value measurement) as a result of a compressor building fire that occurred on September 6, 2012 at our Corvette processing plant in our Barnett Segment. This impairment, in addition to approximately $1.3 million of other operations and maintenance costs incurred related to the incident, is recoverable under our insurance policies and is recorded in Prepaid Expenses and Other current assets on our balance sheet as of December 31, 2012.

     During the year ended December 31, 2011, we recorded a gain of approximately $1 million on the exchange of property, plant and equipment under an agreement with a third party to exchange the delivery of certain processing plants that were under contract. We received proceeds of approximately $6 million on the exchange.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

7. INTANGIBLE ASSETS

     Our intangible assets consist of acquired gas gathering, compression and processing contracts. The following table presents the changes in our intangible assets (In thousands):

	December 31,
	2012	2011
Net intangible assets at January 1	$127,760	$—
Additions	383,994	130,200
Amortization expense	(10,374)	(2,440)
Net intangible assets at December 31	$501,380	$127,760

     Our gas gathering and processing contracts have useful lives of 5 to 20 years, as determined based upon the anticipated life of the contracts with our customers. The expected amortization of our intangible assets as of December 31, 2012 for the next five years and in total thereafter is as follows (In thousands):

2013	$21,983
2014	23,832
2015	25,144
2016	26,414
2017	28,678
Thereafter	375,329
Total	$501,380

Accounts Payable, Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Accounts Payable, Accrued Expenses And Other Liabilities

8. ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

The table below presents the details of our accounts payable, accrued expenses and other liabilities (In thousands):

	December 31,
	2012	2011
Accrued expenses	$9,608	$3,175
Accrued property taxes	5,638	5,204
Accrued product purchases payable	2,450	3,594
Tax payable	2,159	1,545
Interest payable	7,505	4,788
Accounts payable	2,278	5,128
Tristate Acquisition deferred payment (Note 3)	—	8,000
Other	79	360
Total accounts payable, accrued expenses and other liabilities	$29,717	$31,794

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

9. ASSET RETIREMENT OBLIGATIONS

     We have legal obligations associated with right-of-way contracts we hold and at our facilities whether owned or leased. Where we can reasonably estimate the asset retirement obligation, we accrue a liability based on an estimate of the timing and amount of settlement. We record changes in these estimates based on changes in the expected amount and timing of payments to settle our obligations.

     The following table presents the changes in the net asset retirement obligations for the years ended December 31, 2012 and 2011 (In thousands):

	December 31,
	2012	2011
Net asset retirement obligation at January 1	$11,545	$9,877
Liabilities incurred	425	140
Acquisitions	1,358	1,744
Accretion expense	696	508
Changes in estimate	—	(724)
Net asset retirement obligation at December 31	$14,024	$11,545

     We did not have any material assets that were legally restricted for use in settling asset retirement obligations as of December 31, 2012 and 2011.

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities

10. COMMITMENTS AND CONTINGENT LIABILITIES

Legal Proceedings

     From time to time, we are party to certain legal or administrative proceedings that arise in the ordinary course and are incidental to our business. There are currently no such pending proceedings to which we are a party that our management believes will have a material adverse effect on our results of operations, cash flows or financial condition. However, future events or circumstances, currently unknown to management, will determine whether the resolution of any litigation or claims will ultimately have a material effect on our results of operations, cash flows or financial condition in any future reporting periods. As of December 31, 2012, we had less than $0.1 million accrued for our legal proceedings.

Regulatory Compliance

     In the ordinary course of our business, we are subject to various laws and regulations. In the opinion of our management, compliance with current laws and regulations will not have a material effect on our results of operations, cash flows or financial condition.

Environmental Compliance

     Our operations are subject to stringent and complex laws and regulations pertaining to health, safety, and the environment. We are subject to laws and regulations at the federal, state and local levels that relate to air and water quality, hazardous and solid waste management and disposal and other environmental matters. The cost of planning, designing, constructing and operating our facilities must incorporate compliance with environmental laws and regulations and safety standards. Failure to comply with these laws and regulations may trigger a variety of administrative, civil and potentially criminal enforcement measures. At December 31, 2012, we had accrued approximately $0.2 million for environmental matters, which is based on our undiscounted estimate of amounts we will spend on environmental compliance and remediation. We estimate that our potential liability for reasonably possible outcomes related to our environmental exposures could range from approximately $0.2 million to $0.3 million. We had no accruals for environmental matters at December 31, 2011.

Commitments and Purchase Obligations

     Capital Leases. We have a compressor, treating facility and auto leases which are accounted for as capital leases. The terms of the agreements vary from 2013 until 2016. We recorded amortization of expense of approximately $3 million and $2 million for the years ended December 31, 2012 and 2011. We had no capital leases during 2010.

Future minimum lease payments related to our capital leases at December 31, 2012 are as follows (In thousands):

2013	$4,020
2014	2,269
2015	866
2016	219
Total payments	7,374
Imputed interest	(351)
Present value of future payments	$7,023

     Operating Leases. We maintain operating leases in the ordinary course of our business activities. These leases include those for office buildings and other operating facilities and equipment. The terms of the agreements vary from 2013 until 2032. Future minimum annual rental commitments under our operating leases at December 31, 2012, were as follows (In thousands):

2013	$936
2014	687
2015	439
2016	114
2017	47
Thereafter	15
Total	$2,238

     Rental expense was approximately $7 million, $8 million and $1 million for the years ended December 31, 2012, 2011 and 2010.

     Purchase Commitments. At December 31, 2012, we had capital commitments of approximately $11.6 million to purchase equipment related to our capital projects. We have other planned capital projects that are discretionary in nature, with no substantial contractual capital commitments made in advance of the actual expenditures.

     Other. In connection with the Antero Acquisition, we agreed to pay Antero conditional consideration in the form of potential additional cash payments of up to $40 million, depending on the achievement of certain defined average annual production levels achieved during 2012, 2013 and 2014. During 2012, Antero did not meet the annual production level to earn additional payments. Based on actual volumes received in 2012 and expected volumes, we do not believe that it is probable that Antero will be able to achieve these average annual production levels in 2013 and 2014.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

     No provision for federal or state income taxes is included in our results of operations as such income is taxable directly to the partners. Accordingly, each partner is responsible for its share of federal and state income tax. Net earnings for financial statement purposes may differ significantly from taxable income reportable to each partner as a result of differences between the tax basis and financial reporting basis of assets and liabilities.

     We are responsible for our portion of the Texas Margin tax that is included in Crestwood Holdings' consolidated Texas franchise tax return. Our current tax liability will be assessed based on 0.7% of the gross revenue apportioned to Texas. The margin tax qualifies as an income tax under GAAP, which requires us to recognize the impact of this tax on the temporary differences between the financial statement assets and liabilities and their tax basis attributable to such tax. For the years ended December 31, 2012, 2011 and 2010, there were no temporary differences recognized in our consolidated statements of income.

     Prior to the closing of the Crestwood Transaction on October 1, 2010, our activity was included in Quicksilver's Texas Franchise tax combined report. As a result, we had a deferred tax liability which represented the change in the tax basis and financial reporting basis of our assets and liabilities. During 2010, we reversed a deferred tax liability of $0.8 million as a result of the change in organization structure with the Crestwood Transaction.

     Uncertain Tax Positions. We evaluate the uncertainty in tax positions taken or expected to be taken in the course of preparing our consolidated financial statements to determine whether the tax positions are more likely than not of being sustained by the applicable tax authority. Tax positions with respect to tax at the partnership level deemed not to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. We believe that there are no uncertain tax positions that would impact our operations for the years ended December 31, 2012, 2011 and 2010 and that no provision for income tax is required for these consolidated financial statements. However, our conclusions regarding the evaluation are subject to review and may change based on factors including, but not limited to, ongoing analyses of tax laws, regulations and interpretations thereof.

Equity Plan	12 Months Ended
Dec. 31, 2012
Equity Plan [Abstract]
Equity Plan

12. EQUITY PLAN

     Awards of phantom and restricted units have been granted under our Fourth Amended and Restated 2007 Equity Plan (2007 Equity Plan). The following table summarizes information regarding phantom and restricted unit activity:

	Payable In Cash		Payable In Units
		Weighted-		Weighted-
		Average Grant		Average Grant
		Date Fair		Date Fair
	Units	Value	Units	Value
Unvested - December 31, 2010	—	$—	121,526	$27.11
Vested - phantom units	—	—	—	—
Granted - phantom units	15,294	26.77	19,411	27.56
Granted - restricted units	—	—	10,000	27.70
Cancelled - phantom units	(1,948)	29.31	(22,142)	27.16
Unvested - December 31, 2011	13,346	$26.40	128,795	$27.22
Vested - phantom units	(4,267)	26.46	(40,929)	27.21
Vested - restricted units	—	—	(4,682)	27.53
Granted - phantom units	—	—	126,246	29.90
Granted - restricted units	—	—	37,500	25.67
Canceled - phantom units	(767)	25.63	(24,938)	28.30
Unvested - December 31, 2012	8,312	$26.45	221,992	$28.35

     As of December 31, 2012 and 2011, we had total unamortized compensation expense of approximately $3 million and $2 million related to phantom and restricted units, which we expect will be amortized over three years (the original vesting period of these instruments), except for grants to non-employee directors of our General Partner which vest over one year. We recognized compensation expense of approximately $2 million and $1 million for the years ended December 31, 2012 and 2011, included in operating expenses on our consolidated statements of income. We granted phantom and restricted units with a grant date fair value of approximately $5 million and $0.8 million for the years ended December 31, 2012 and 2011. As of December 31, 2012 and 2011, we had 505,791 units and 633,211 units available for issuance under the 2007 Equity Plan.

     Under the 2007 Equity Plan, participants who have been granted restricted units may elect to have us withhold common units to satisfy minimum statutory tax withholding obligations arising in connection with the vesting of non-vested common units. Any such common units withheld are returned to the 2007 Equity Plan on the applicable vesting dates, which correspond to the times at which income is recognized by the employee. When we withhold these common units, we are required to remit to the appropriate taxing authorities the fair value of the units withheld as of the vesting date. The number of units withheld is determined based on the closing price per common unit as reported on the NYSE on such dates. For the year ended December 31, 2012, we withheld 1,405 common units to satisfy employee tax withholding obligations. The withholding of common units by us could be deemed a purchase of the common units. There were no common units withheld to satisfy employee tax withholding obligations for the years ended December 31, 2011 and 2010.

Transactions With Related Parties	12 Months Ended
Dec. 31, 2012
Transactions With Related Parties [Abstract]
Transactions With Related Parties

13. TRANSACTIONS WITH RELATED PARTIES

Affiliate Revenues and Expenses

     Our General Partner is owned by Crestwood Holdings. The affiliates of Crestwood Holdings and its owners are considered our related parties, including Sabine Oil and Gas LLC, and Mountaineer Keystone, LLC. In addition, under the agreements governing the Crestwood Transaction, Quicksilver is entitled to appoint a director to our General Partner's board of directors until the later of the second anniversary of the closing or such time as Quicksilver generates less than 50% of our consolidated revenue in any fiscal year. As such, Quicksilver, qualifies as a related party.

     We enter into transactions with our affiliates within the ordinary course of business and the services are based on the same terms as non-affiliates, including gas gathering and processing services under long-term contracts, product purchases and various operating agreements.

     We do not have any employees. We are managed and operated by the directors and officers of our General Partner. We have an omnibus agreement with Crestwood Holdings and our General Partner under which we reimburse Crestwood Holdings for the provision of various general and administrative services for our benefit and for direct expenses incurred by Crestwood Holdings on our behalf. Crestwood Holdings bills us directly for certain general and administrative costs and allocates a portion of its general and administrative costs to us. Prior to the closing of the Crestwood Transaction, employees of Quicksilver provided general and administrative services for our benefit. The allocations from Crestwood Holdings and Quicksilver were based on the estimated level of effort devoted to our operations.

     The table below shows overall revenues, expenses and reimbursements from our affiliates for the years ended December 31, 2012, 2011 and 2010 (In millions):

	Year Ended December 31,
	2012	2011	2010
Operating revenues	$114	$131	$105
Operating expenses	35	18	21
Reimbursements of operating expenses	1	2	—	(1)

(1) Amount was less than $1 million.

Distributions

     Prior to Quicksilver's sale of us to Crestwood Holdings on October 1, 2010, we paid cash distributions to Quicksilver in 2010 of approximately $80 million, including the conversion of the Subordinated Note Payable to common units for approximately $50 million.

Partners' Capital	12 Months Ended
Dec. 31, 2012
Partners' Capital [Abstract]
Partners' Capital

14. PARTNERS' CAPITAL

     During 2012 and 2011, we completed public offerings of common units, representing limited partner interests. The net proceeds from these offerings were used to reduce indebtedness under our Credit Facility and to fund our acquisitions.

     In April 2011, we issued Class C units, representing limited partner interests, in a private placement offering. The net proceeds from the April 2011 offering were used to finance a portion of our Frontier Gas Acquisition. The Class C units will convert into common units on a one-for-one basis on the second anniversary of the date of issuance.

     The table below presents our common unit and Class C unit issuances during 2012 and 2011 (In millions, except units and per unit data):

			Per Unit	Per Unit	Net
Issuance Date	Units		Gross Price	Net Price (1)	Proceeds
April 1, 2011	6,243,000	(2)	$24.50	$—	$153
May 4, 2011	1,800,000		$30.65	$29.75	53
January 13, 2012	3,500,000		$30.73	$29.50	103
July 25, 2012	4,600,000	(3)	$26.00	$24.97	115

(1) Price is net of underwriting discounts.

(2) Represents Class C units.

(3) Includes 600,000 units that were issued in August 2012.

     During 2012, our General Partner made additional capital contributions of approximately $6 million in exchange for the issuance of an additional 215,722 general partner units. During 2011, our General Partner made an additional capital contribution of approximately $9 million in exchange for the issuance of an additional 293,948 general partner units.

     In January 2013, we issued 6,190,469 Class D units, representing limited partner interests in us, to Crestwood Holdings in connection with our acquisition of Crestwood Holdings' 65% membership interest in CMM. Our Class D units are similar in certain respects to our existing common units and Class C units, except that we have the option to pay distributions to our Class D unitholders with cash or by issuing additional Paid-In-Kind Class D units based upon the volume weighted-average price of our common units for the 10 trading days immediately preceding the date the distribution is declared. In March 2014, our outstanding Class D units will convert to common units.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information

15. SEGMENT INFORMATION

     Our operations include four reportable operating segments. These operating segments reflect the way we internally report the financial information used to make decisions and allocate resources in connection with our operations. We evaluate the performance of our operating segments based on EBITDA, which represents operating income plus, depreciation, amortization and accretion expense.

     Our reportable segments reflect the primary geographic areas in which we operate and consist of Barnett, Fayetteville, Granite Wash and Marcellus, all of which are located within the United States. Our reportable segments are engaged in the gathering, processing, treating, compression, transportation and sales of natural gas and delivery of NGLs. Our Other operating segment consists of those operating segments or reporting units that did not meet quantitative reporting thresholds.

     As of December 31, 2012, we managed 849 miles of natural gas gathering pipelines and approximately 259,000 hp of compression equipment. For the years ended December 31, 2012, 2011 and 2010, one of our customers in the Barnett segment, which is a related party, accounted for 47%, 64% and 93% of our total revenues. In addition, in our Fayetteville and Marcellus segments, one customer in each respective segment accounted for 11% of our total revenues for the year ended December 31, 2012.

The following table is a reconciliation of Net Income to EBITDA (In thousands):

	For the Year Ended December 31,
	2012	2011	2010
Net income	$38,889	$45,003	$34,872
Add:
Interest and debt expense	35,765	27,617	13,550
Income tax expense (benefit)	1,206	1,251	(550)
Depreciation, amortization and accretion expense	51,908	33,812	22,359
EBITDA	$127,768	$107,683	$70,231

     The following tables reflect our segment results as of and for the years ended December 31, 2012, 2011 and 2010 (In thousands):

	Year Ended December 31, 2012
			Granite
	Barnett (1)	Fayetteville	Wash	Marcellus (2)	Other	Corporate	Total
Operating revenues	$20,396	$27,498	$39,450	$25,502	$12,874	$—	$125,720
Operating revenues - related party	112,637	—	1,106	—	—	—	113,743
Product purchases	125	523	20,543	—	2,662	—	23,853
Product purchases - related party	—	—	15,152	—	—	—	15,152
Operations and maintenance expense	26,881	8,537	2,250	2,491	2,949	—	43,108
General and administrative expense	—	—	—	—	—	29,582	29,582
EBITDA	$106,027	$18,438	$2,611	$23,011	$7,263	$(29,582)	$127,768
Goodwill	$—	$76,767	$14,211	$—	$4,053	$—	$95,031
Total assets	$618,647	$300,593	$80,876	$505,816	$81,862	$22,675	$1,610,469
Capital expenditures	$13,903	$10,954	$4,787	$17,079	$4,797	$1,052	$52,572

(1) Includes four months of operating income from the Devon Acquisition, from August 24, 2012 to December 31, 2012, subsequent to acquisition.

(2) Includes nine months of operating income from the Antero Acquisition, from March 26, 2012 to December 31, 2012, subsequent to acquisition.

			Year Ended December 31, 2011

			Granite
	Barnett	Fayetteville (1)	Wash (1)	Marcellus	Other (2)	(3)	Corporate	Total
Operating revenues	$8,859	$20,800	$38,213	$—	$6,723		$—	$74,595
Operating revenues - related party	131,225	—	—	—	—		—	131,225
Product purchases	—	1,302	33,245	—	4,240		—	38,787
Operations and maintenance expense	25,147	8,992	1,499	—	665		—	36,303
General and administrative expense	—	—	—	—	—		24,153	24,153
Gain from exchange of property, plant and equipment	—	—	—	—	—		1,106	1,106
EBITDA	$114,937	$10,506	$3,469	$—	$1,818		$(23,047)	$107,683
Goodwill	$—	$76,767	$16,861	$—	$—		$—	$93,628
Total assets	$545,656	$300,338	$77,313	$—	$85,307		$18,278	$1,026,892
Capital expenditures	$19,999	$17,757	$7,960	$—	$2,041		$648	$48,405

(1) Includes nine months of operating income for Fayetteville and Granite Wash, from April 1, 2011 to December 31, 2011, subsequent to acquisition.

(2) Includes approximately eleven months of operating income for Las Animas System, from February 16, 2011 to December 31, 2011, subsequent to acquisition.

(3) Includes two months of operating income for Sabine System, from November 1, 2011 to December 31, 2011, subsequent to acquisition.

	Year Ended December 31, 2010
			Granite
	Barnett	Fayetteville	Wash	Marcellus	Other	Corporate	Total
Operating revenues	$8,355	$—	$—	$—	$—	$—	$8,355
Operating revenues - related party	105,235	—	—	—	—	—	105,235
Operations and maintenance expense	25,702	—	—	—	—	—	25,702
General and administrative expense	—	—	—	—	—	17,657	17,657
EBITDA	$87,888	$—	$—	$—	$—	$(17,657)	$70,231
Total assets	$557,163	$—	$—	$—	$—	$13,464	$570,627
Capital expenditures	$69,069	$—	$—	$—	$—	$—	$69,069

Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating Financial Statements

16. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

     CMLP's (Issuer) Credit Facility and Senior Notes are fully and unconditionally guaranteed, jointly and severally, by our present and future direct and indirect 100% owned subsidiaries (the Guarantor Subsidiaries), except for CMM and its consolidated subsidiaries (the Non-Guarantor Subsidiaries). The following reflects condensed consolidating financial information of the Issuer, Guarantor Subsidiaries, Non-Guarantor Subsidiaries, eliminating entries to combine the entities and the consolidated results of CMLP as of and for the year ended December 31, 2012. We have not reflected condensed consolidating financial information as of and for the year ended December 31, 2011 or 2010 because CMM was formed during the first quarter of 2012 and, prior to CMM's formation, all of CMLP's 100% owned subsidiaries fully and unconditionally guaranteed CMLP's Credit Facility and Senior Notes and CMLP had no independent assets or operations.

	For the Year Ended December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)
Operating revenues	$-	$213,961	$25,502	$-	$239,463
Operating expenses	607	150,631	12,365	-	163,603
Operating income (loss)	(607)	63,330	13,137	-	75,860
Interest and debt expense	(33,388)	(230)	(2,147)	-	(35,765)
Income(loss) before income tax	(33,995)	63,100	10,990	-	40,095
Income tax expense	-	1,206	-	-	1,206
Income before earnings from consolidated subsidiaries	(33,995)	61,894	10,990	-	38,889
Earnings from consolidated subsidiaries	72,884	-	-	(72,884)	-
Net income (loss)	38,889	61,894	10,990	(72,884)	38,889
General partner's interest in net income	22,218	-	-	-	22,218
Limited partner's inerest in net income	$16,671	$61,894	$10,990	(72,884)	$16,671

	As of December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)
ASSETS
Current assets
Cash and cash equivalents	$21	$-	$90	$-	$111
Accounts receivable - related party	366,405	22,587	-	(365,237)	23,755
Accounts receivable	608	14,515	6,513	-	21,636
Insurance receivable	-	2,920	-	-	2,920
Prepaid expenses and other	584	1,357	-	-	1,941
Total current assets	367,618	41,379	6,603	(365,237)	50,363
Investment in consolidated affiliates	1,041,935	-	-	(1,041,935)	-
Property, plant and equipment - net	8,519	775,852	155,475		939,846
Intangible assets - net	-	163,021	338,359	-	501,380
Goodwill	-	95,031	-	-	95,031
Deferred financing costs, net	17,149	-	5,379	-	22,528
Other assets	20	1,301	-		1,321
Total assets	$1,435,241	$1,076,584	$505,816	$(1,407,172)	$1,610,469
LIABILITIES AND PARTNERS' CAPITAL/MEMBERS' EQUITY
Current liabilities
Accrued additions to property, plant and equipment	$-	$3,829	$5,384	$-	$9,213
Capital leases	429	3,433	-	-	3,862
Deferred revenue	-	-	2,634	-	2,634
Accounts payable - related party	535	367,682	-	(365,129)	3,088
Accounts payable, accrued expenses and other liabilities	15,547	11,876	2,402	(108)	29,717
Total current liabilities	16,511	386,820	10,420	(365,237)	48,514
Long-term debt	558,161	-	127,000	-	685,161
Long-term capital leases	960	2,201	-	-	3,161
Asset retirement obligations	-	13,188	836		14,024
Partners'/members' equity	859,609	674,375	367,560	(1,041,935)	859,609
Total liabilities and partners' capital/members' equity	$1,435,241	$1,076,584	$505,816	$(1,407,172)	$1,610,469

	For the Year Ended December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)

Net cash provided by (used in) operating activities	$(23,613)	$112,880	$16,645	$(3,847)	$102,065
Investing activities:
Acquisitions, net of cash acquired	(87,247)	-	(476,718)	-	(563,965)
Capital expenditures	(1,052)	(34,441)	(17,079)	-	(52,572)
Acquisition of interests in CMM	(131,250)	-	-	131,250	-
Change in advances to affiliates, net	75,825	-	-	(75,825)	-
Capital distribution from consolidated affiliate	2,604	-	-	(2,604)	-
Proceeds from sale of property, plant and equipment	-	20	-	-	20
Net cash provided by (used in) investing activities	(141,120)	(34,421)	(493,797)	52,821	(616,517)
Financing activities:
Proceeds from issuance of senior notes	151,500	-	-	-	151,500
Proceeds from revolving credit facility	411,700	-	143,500	-	555,200
Repayment of revolving credit facility	(517,500)	-	(16,500)	-	(534,000)
Payment of Tristate Acquisition deferred payment	(7,839)	-	-	-	(7,839)
Payments on capital leases	(359)	(2,634)	-	-	(2,993)
Deferred financing costs paid	(4,994)	-	(6,328)	-	(11,322)
Proceeds from issuance of common units, net	217,483	-	-	-	217,483
Contributions received	5,930	-	375,000	(131,250)	249,680
Distributions paid	(91,558)	-	(18,430)	6,451	(103,537)
Change in advances from affiliates, net	-	(75,825)	-	75,825	-
Taxes paid for equity-based compensation vesting	(406)	-	-	-	(406)
Net cash provided by (used in) financing activities	163,957	(78,459)	477,242	(48,974)	513,766
Change in cash and cash equivalents	(776)	-	90	-	(686)
Cash and cash equivalents at beginning of period	797	-	-	-	797
Cash and cash equivalents at end of period	$21	$-	$90	$-	$111

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation

Basis of Presentation

     Our consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (GAAP) and include the accounts of all consolidated subsidiaries after the elimination of all intercompany accounts and transactions. In management's opinion, all necessary adjustments to fairly present our results of operations, financial position and cash flows for the periods presented have been made and all such adjustments are of a normal and recurring nature. In 2012, we reclassified approximately $2.7 million from goodwill to accounts receivable and other current assets to reflect the fair value of certain contracts acquired in the Frontier Gas Acquisition (as defined in Note 3. Acquisitions) that were not recorded when the purchase price allocation was finalized for the acquired assets. This reclassification had no impact on previously reported net income, earnings per unit or partners' capital.

     On January 8, 2013, we acquired Crestwood Holdings 65% membership interest in CMM and as a result, we control the operating and financial decisions of CMM. We accounted for this transaction as a reorganization of entities under common control and the accounting standards related to such transactions requires us to retroactively adjust our historical results. The following tables summarize the impact of our consolidation of CMM as of and for the year ended December 31, 2012. CMM was formed on February 23, 2012, therefore we did not adjust our historical results for periods prior to the inception date of CMM. Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.

	Year Ended December 31, 2012
	As Previously
	Reported	CMM	Combined
	(In thousands, except per unit data)
Operating revenues	$213,961	$25,502	$239,463
Operating expenses	(151,238)	(12,365)	(163,603)
Operating income	$62,723	$13,137	$75,860
Basic earnings per limited partner unit	$0.37		$0.37
Diluted earnings per limited partner unit	$0.37		$0.37
Weighted-average number of limited partner units:
Basic	45,223		45,223
Diluted	45,420		45,420

	As of December 31, 2012
	As Previously
	Presented	CMM	Eliminations	Combined
ASSETS
Current assets
Cash and cash equivalents	$21	$90	$-	$111
Accounts receivable - related party	23,863	-	(108)	23,755
Accounts receivable	15,123	6,513	-	21,636
Other current assets	4,861	-	-	4,861
Total current assets	43,868	6,603	(108)	50,363

Investment in unconsolidated affiliate	128,646	-	(128,646)	-
Property, plant and equipment, net	784,371	155,475	-	939,846
Intangible assets - net	163,021	338,359	-	501,380
Other long-term assets	113,501	5,379	-	118,880
Total assets	$1,233,407	$505,816	$(128,754)	$1,610,469

LIABILITIES AND PARTNERS' CAPITAL/MEMBERS' EQUITY
Current liabilities
Accrued additions to property, plant and equipment	$3,829	$5,384	-	$9,213
Other current liabilities	6,950	2,634	-	9,584
Accounts payable, accrued expenses and other liabilities	27,423	2,402	(108)	29,717
Total current liabilities	38,202	10,420	(108)	48,514

Long-term debt	558,161	127,000	-	685,161
Other long-term liabilities	16,349	836	-	17,185
Partner's capital/members' equity	620,695	367,560	(128,646)	859,609
Total liabilities and partners' capital/members' equity	$1,233,407	$505,816	$(128,754)	$1,610,469

Principles Of Consolidation

Principles of Consolidation

     We consolidate entities when we have the ability to control or direct the operating and financial decisions of the entity or when we have a significant interest in the entity that gives us the ability to direct the activities that are significant to that entity. The determination of our ability to control, direct or exert significant influence over an entity involves the use of judgment. We do not have ownership in any variable interest entities.

Use of Estimates

Use of Estimates

     The preparation of our financial statements requires the use of estimates and assumptions that affect the amounts we report as assets, liabilities, revenues and expenses and our disclosures in these financial statements. Actual results can differ from those estimates.

Cash And Cash Equivalents

Cash and Cash Equivalents

     We consider all highly liquid investments with an original maturity of less than three months to be cash or cash equivalents. Our cash equivalents consist primarily of temporary investments of cash in short-term money market instruments.

Accounts Receivables

Accounts Receivable

     Our accounts receivable are primarily due from Quicksilver and Antero Resources Appalachian Corporation (Antero). Each of our customers is reviewed as to credit worthiness prior to the extension of credit and on a regular basis thereafter. Although we do not require collateral, appropriate credit ratings are required. Receivables are generally due within 30 to 60 days. We regularly review collectability and establish an allowance as necessary using the specific identification method. At December 31, 2012 and 2011, we have recorded no allowance for uncollectible accounts receivable. During the years ended December 31, 2012, 2011 and 2010, we experienced no significant non-payment for services.

Long-Lived Assets

Long-Lived Assets

     Our property, plant and equipment is recorded at its original cost of construction or, upon acquisition, at fair value of the assets acquired. For assets we construct, we capitalize direct costs, such as labor and materials, and indirect costs, such as overhead and interest. We capitalize major units of property replacements or improvements and expense minor items. We use the straight-line method to depreciate property, plant and equipment over the estimated useful lives of the assets.

     When we retire property, plant and equipment, we charge accumulated depreciation for the original cost of the assets in addition to the cost to remove, sell or dispose of the assets, less their salvage value. We include gains or losses on dispositions of assets in operations and maintenance expense in our consolidated statements of income.

     Our intangible assets consist of acquired gas gathering, compression and processing contracts. We amortize these contracts based on the projected cash flows associated with the contracts.

     We evaluate our long-lived assets for impairment when events or circumstances indicate that their carrying values may not be recovered. These events include market declines that are believed to be other than temporary, changes in the manner in which we intend to use a long-lived asset, decisions to sell an asset and adverse changes in the legal or business environment such as adverse actions by regulators. If an event occurs, we evaluate the recoverability of our carrying value based on the long-lived asset's ability to generate future cash flows on an undiscounted basis. If the undiscounted cash flows are not sufficient to recover the long-lived asset's carrying value, or if we decide to sell a long-lived asset or group of assets, we adjust the carrying values of the asset downward, if necessary, to their estimated fair value. Our fair value estimates are generally based on assumptions market participants would use, including market data obtained through the sales process or an analysis of expected discounted cash flows.

Goodwill

Goodwill

     Goodwill represents consideration paid in excess of the fair value of the identifiable assets acquired in a business combination. We evaluate goodwill for impairment, at a minimum, annually on December 31, or whenever facts and circumstances indicate that fair value of a reporting unit is less than its carrying amount.

     When testing goodwill for impairment, we assess qualitative factors to evaluate whether it is more likely than not that the fair value of a reporting unit is less than the carrying amount as the basis to determine if a two-step quantitative impairment test is required. Under the two-step quantitative test, the first step compares the fair value of the reporting unit to its carrying value, including goodwill. If the fair value exceeds the carry amount, goodwill of the reporting unit is not considered impaired. If however, the fair value does not exceed the carrying amount the second step compares the implied fair value to the carrying value of the reporting unit. If the carrying amount of a reporting unit's goodwill exceeds the implied fair value of that goodwill, the excess of the carrying value over the implied value is recognized as an impairment loss.

Deferred Financing Costs	Deferred Financing Costs Costs associated with obtaining long-term debt are amortized over the term of the related debt using the effective interest method.
Asset Retirement Obligations

Asset Retirement Obligations

     We record a liability for legal or contractual obligations to retire our long-lived assets associated with right-of-way contracts we hold and our facilities whether owned or leased. We record a liability in the period the obligation is incurred and estimable. Our asset retirement liabilities are initially recorded at their estimated fair value with a corresponding increase to property, plant and equipment. This increase in property, plant and equipment is then depreciated over the useful life of the asset to which that liability relates. An ongoing expense is recognized for changes in the value of the liability as a result of the passage of time, which we record as depreciation, amortization and accretion expense in our consolidated statements of income.

Environmental Costs And Other Contingencies

Environmental Costs and Other Contingencies

     We recognize liabilities for environmental and other contingencies when we have an exposure that indicates it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. Where the most likely outcome of a contingency can be reasonably estimated, we accrue a liability for that amount. Where the most likely outcome cannot be estimated, a range of potential losses is established and if no one amount in that range is more likely than any other, the low end of the range is accrued.

     We record liabilities for environmental contingencies at their undiscounted amounts on our consolidated balance sheets as accounts payable, accrued expenses and other liabilities when environmental assessments indicate that remediation efforts are probable and costs can be reasonable estimated. Estimates of our liabilities are based on currently available facts and presently enacted laws and regulations, taking into consideration the likely effects of other societal and economic factors. Our estimates are subject to revision in future periods based on actual costs or new circumstances. We capitalize costs that benefit future periods and recognize a current period charge in operation and maintenance expense when clean-up efforts do not benefit future periods.

     We evaluate potential recoveries of amounts from third parties, including insurance coverage, separately from our liability. Recovery is evaluated based on the solvency of the third party, among other factors. When recovery is assured, we record and report an asset separately from the associated liability on our consolidate balance sheet.

Revenue Recognition

Revenue Recognition

     We gather, process, treat, compress, transport and sell natural gas pursuant to fixed-fee and percent-of-proceeds contracts. For fixed-fee contracts, we recognize revenues based on the volume of natural gas gathered, processed and treated or compressed. For percent-of-proceeds contracts, we recognize revenues based on the value of products sold to third parties. We recognize revenues for our services and products when all of the following criteria are met:

  persuasive evidence of an exchange arrangement exists;
  services have been rendered or products delivered;
  the price for services is fixed or determinable; and
  collectability is reasonably assured.

Income Taxes

Income Taxes

     We are a partnership for income tax purposes and are not subject to either federal income taxes or generally to state income taxes. Our partners are responsible for their share of taxable income which may differ from income for financial statement purposes due to differences in the tax basis and financial reporting basis of assets and liabilities.

     We are responsible for our portion of the Texas Margin tax that is included in Crestwood Holdings' consolidated Texas franchise tax return. Our current tax liability will be assessed based on 0.7% of the gross revenue apportioned to Texas. The margin tax qualifies as an income tax under GAAP, which requires us to recognize the impact of this tax on the temporary differences between the financial statement assets and liabilities and their tax basis attributable to such tax.

Equity Based Compensation

Equity Based Compensation

     Equity-based awards are valued at the closing market price of our common units on the date of grant, which reflects the fair value of such awards. For those awards that are settled in cash, the associated liability is remeasured at every balance sheet date through settlement, such that the vested portion of the liability is adjusted to reflect its revised fair value through compensation expense. We generally recognize the expense associated with the award over the vesting period. At the time of issuance of phantom units, management of our General Partner determines whether they will be settled in cash or settled in our common units.

Organization And Description Of Business (Tables)	12 Months Ended
Dec. 31, 2012
Organization And Description Of Business [Abstract]
Schedule Of Ownership Interest

	Crestwood
	Holdings	Public	Total
General partner interest	2.0%	—	2.0%
Limited partner interests:
Common unitholders	39.6%	43.9%	83.5%
Class C unitholders	0.2%	14.3%	14.5%
Total	41.8%	58.2%	100.0%

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Reorganization Adjustments To Statement Of Operations

	Year Ended December 31, 2012
	As Previously
	Reported	CMM	Combined
	(In thousands, except per unit data)
Operating revenues	$213,961	$25,502	$239,463
Operating expenses	(151,238)	(12,365)	(163,603)
Operating income	$62,723	$13,137	$75,860
Basic earnings per limited partner unit	$0.37		$0.37
Diluted earnings per limited partner unit	$0.37		$0.37
Weighted-average number of limited partner units:
Basic	45,223		45,223
Diluted	45,420		45,420

Schedule Of Reorganization Adjustments To Balance Sheet

	As of December 31, 2012
	As Previously
	Presented	CMM	Eliminations	Combined
ASSETS
Current assets
Cash and cash equivalents	$21	$90	$-	$111
Accounts receivable - related party	23,863	-	(108)	23,755
Accounts receivable	15,123	6,513	-	21,636
Other current assets	4,861	-	-	4,861
Total current assets	43,868	6,603	(108)	50,363

Investment in unconsolidated affiliate	128,646	-	(128,646)	-
Property, plant and equipment, net	784,371	155,475	-	939,846
Intangible assets - net	163,021	338,359	-	501,380
Other long-term assets	113,501	5,379	-	118,880
Total assets	$1,233,407	$505,816	$(128,754)	$1,610,469

LIABILITIES AND PARTNERS' CAPITAL/MEMBERS' EQUITY
Current liabilities
Accrued additions to property, plant and equipment	$3,829	$5,384	-	$9,213
Other current liabilities	6,950	2,634	-	9,584
Accounts payable, accrued expenses and other liabilities	27,423	2,402	(108)	29,717
Total current liabilities	38,202	10,420	(108)	48,514

Long-term debt	558,161	127,000	-	685,161
Other long-term liabilities	16,349	836	-	17,185
Partner's capital/members' equity	620,695	367,560	(128,646)	859,609
Total liabilities and partners' capital/members' equity	$1,233,407	$505,816	$(128,754)	$1,610,469

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Presentation Of Income

     The following table is the presentation of income for the year ended December 31, 2012 as if we had completed the EMAC acquisition on February 23, 2012, the inception date of CMM, which acquired EMAC (In thousands, except per unit data):

	Year Ended December 31, 2012
	Crestwood
	Midstream	Proforma
	Partners LP	Adjustment (1)	Combined
Operating revenues	$239,463	$9,950	$249,413
Operating expenses	(163,603)	(7,168)	(170,771)
Operating income	$75,860	$2,782	$78,642
Basic earnings per limited partner unit(2)	$0.37		$0.37
Diluted earnings per limited partner unit (2)	$0.37		$0.37
Weighted-average number of limited partner units: (2)
Basic	45,223		45,223
Diluted	45,420		45,420

(1) Represents approximately ten months of operating income for the EMAC acquisition prior to the acquisition.

(2) Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.

     The following tables are the presentation of income for the years ended December 31, 2011 and 2010 as if we had completed the Las Animas, Frontier Gas and Tristate Acquisitions on January 1, 2010 (In thousands, except per unit data):

	Year Ended December 31, 2011
	Crestwood
	Midstream	Proforma
	Partners LP (1)	Adjustment (2)	Combined
Operating revenues	$205,820	$25,827	$231,647
Operating expenses, net of gain from exchange of property,
plant and equipment	(131,949)	(22,911)	(154,860)
Operating income	$73,871	$2,916	$76,787
Basic earnings per limited partner unit:	$1.00		$0.87
Diluted earnings per limited partner unit:	$1.00		$0.87
Weighted-average number of limited partner units:
Basic	37,206		38,835
Diluted	37,320		38,949

	Year Ended December 31,2010
	Crestwood
	Midstream	Proforma
	Partners LP	Adjustment (3)	Combined
Operating revenues	$113,590	$74,217	$187,807
Operating expenses	(65,718)	(70,295)	(136,013)
Operating income	$47,872	$3,922	$51,794
Basic earnings per limited partner unit:	$1.11		$0.80
Diluted earnings per limited partner unit:	$1.03		$0.75
Weighted-average number of limited partner units:
Basic	29,070		35,561
Diluted	31,316		37,807

(1) Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.

(2) Represents approximately one month of operating income for the Las Animas Acquisition, three months of operating income for the Frontier Gas Acquisition and ten months of operating income for the Tristate Acquisition, prior to the respective acquisition.

(3) Represents operating income for the Las Animas Acquisition, the Frontier Gas Acquisition and the Tristate Acquisition for the year ended December 31, 2010.

Antero Acquisition [Member]
Schedule Of Purchase Price Allocation

Purchase price:
Cash	$381,718
Total purchase price	$381,718
Purchase price allocation:
Property, plant and equipment	$90,562
Intangible assets	291,218
Total assets	$381,780
Asset retirement obligation	$62
Total liabilities	$62
Total	$381,718

EMAC Acquisition [Member]
Schedule Of Purchase Price Allocation

Purchase price:
Cash	$95,000
Total purchase price	$95,000
Preliminary purchase price allocation:
Property, plant and equipment	$45,938
Intangible assets	49,817
Total assets	$95,755
Asset retirement obligation	$755
Total liabilities	$755
Total	$95,000

Devon Acquisition [Member]
Schedule Of Purchase Price Allocation

Purchase price:
Cash	$87,247
Total purchase price	$87,247
Preliminary purchase price allocation:
Property, plant and equipment	$41,555
Intangible assets	46,959
Total assets	$88,514
Asset retirement obligation	$540
Property tax liability	527
Environmental liability	200
Total liabilities	$1,267
Total	$87,247

Frontier Gas [Member]
Schedule Of Purchase Price Allocation

Purchase price:
Cash	$344,562
Purchase price allocation:
Accounts receivable	$335
Prepaid expenses and other	750
Property, plant and equipment	144,505
Intangible assets	114,200
Goodwill	93,628
Other assets	178
Total assets	$353,596
Current portion of capital leases	$2,576
Accounts payable, accrued expenses and other	64
Long-term capital leases	6,011
Asset retirement obligations	383
Total liabilities	$9,034
Total	$344,562

Tristate [Member]
Schedule Of Purchase Price Allocation

Purchase price:
Cash	$64,359
Deferred payment	8,000
Total purchase price	$72,359
Purchase price allocation:
Cash	$589
Accounts receivable	2,564
Prepaid expenses and other	364
Property, plant and equipment	55,568
Intangible assets	12,000
Goodwill	4,053
Total assets	$75,138
Accounts payable, accrued expenses and other	$1,915
Asset retirement obligation	864
Total liabilities	$2,779
Total	$72,359

Net Income Per Limited Partner Unit And Distributions (Tables)	12 Months Ended
Dec. 31, 2012
Net Income Per Limited Partner Unit And Distributions [Abstract]
Allocation Of Net Income To General Partner And Limited Partners

	Year Ended December 31,
	2012	2011	2010
Net income	$38,889	$45,003	$34,872
GP's incentive distributions	(14,753)	(7,049)	(2,016)
Net income after incentive distributions	24,136	37,954	32,856
GP's interest in net income after incentive distributions	7,465	686	510
LP's interest in net income after incentive distributions	$16,671	$37,268	$32,346

Schedule Of Reconciliation Of Earnings Per Share

		Year Ended December 31,
	2012	2011	2010
Limited partners' interest in net income	$16,671	$37,268	$32,346
Weighted-average limited partner units - basic (1)	45,223	37,206	29,070
Effect of unvested phantom units	197	114	2,246
Weighted-average limited partner units - diluted (1)	45,420	37,320	31,316
Basic earnings per unit:
Net income per limited partner	$0.37	$1.00	$1.11
Diluted earnings per unit:
Net income per limited partner	$0.37	$1.00	$1.03

(1) Includes 6,869,268 and 4,828,093 Class C units for the years ended December 31, 2012 and 2011.

Schedule Of Distributions Made To Partners

				Distribution Paid
			Limited Partners		General Partner
				Paid-In-	Cash paid	Paid-In-
				Kind Value	to General	Kind Value
	Attributable to the	Per Unit	Cash paid	to Class C	Partner	to Class C	Total	Total
Payment Date	Quarter Ended	Distribution	to common	unitholders	and IDR	unitholders	Cash	Distribution
2013
February 12, 2013	December 31, 2012	$0.51	$21.0	$3.7	$4.1	$0.6	$25.1	$29.4

2012
November 9, 2012	September 30, 2012	$0.51	$21.0	$3.5	$4.1	$0.6	$25.1	$29.2
August 10, 2012	June 30, 2012	$0.50	$20.6	$3.4	$3.7	$0.5	$24.3	$28.2
May 11, 2012	March 31, 2012	$0.50	$18.2	$3.4	$3.3	$0.5	$21.5	$25.4
February 10, 2012	December 31, 2011	$0.49	$17.9	$3.2	$2.8	$0.5	$20.7	$24.4

2011
November 10, 2011	September 30, 2011	$0.48	$15.8	$3.1	$2.3	$0.4	$18.1	$21.6
August 12, 2011	June 30, 2011	$0.46	$15.2	$2.9	$1.6	$0.2	$16.8	$19.9
May 13, 2011	March 31, 2011	$0.44	$13.7	$2.7	$1.1	$0.2	$14.8	$17.7
February 11, 2011	December 31, 2010	$0.43	$13.4	$—	$0.9	$—	$14.3	$14.3

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Schedule Of Carrying Values And Estimated Fair Values Of Senior Notes

	As of December 31,
	2012		2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Senior Notes	$351	$365	$200	$197

Schedule Of Debt

	2012	2011
CMM Credit Facility, due March 2017	$127,000	$—
CMLP Credit Facility, due November 2017	206,700	312,500
Senior Notes, due April 2019	350,000	200,000
	683,700	512,500
Plus: Unamortized premium on Senior Notes	1,461	—
Total long-term debt	$685,161	$512,500

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

		December 31,
	Depreciable Life	2012	2011
Gathering systems	20 years	$450,989	$298,207
Processing plants and compression facilities	20-25 years	490,991	429,908
Rights-of-way and easements	20 years	60,502	50,085
Buildings and other	5-40 years	7,385	5,958
Land	—	4,698	4,674
Construction in progress	—	55,311	47,073
Property, plant and equipment		1,069,876	835,905
Accumulated depreciation		(130,030)	(89,860)
Property, plant and equipment, net		$939,846	$746,045

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Schedule Of Intangible Assets

	December 31,
	2012	2011
Net intangible assets at January 1	$127,760	$—
Additions	383,994	130,200
Amortization expense	(10,374)	(2,440)
Net intangible assets at December 31	$501,380	$127,760

Schedule Of Expected Amortization Of The Intangible Assets

2013	$21,983
2014	23,832
2015	25,144
2016	26,414
2017	28,678
Thereafter	375,329
Total	$501,380

Accounts Payable, Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Schedule Of Accounts Payable And Other Liabilities

	December 31,
	2012	2011
Accrued expenses	$9,608	$3,175
Accrued property taxes	5,638	5,204
Accrued product purchases payable	2,450	3,594
Tax payable	2,159	1,545
Interest payable	7,505	4,788
Accounts payable	2,278	5,128
Tristate Acquisition deferred payment (Note 3)	—	8,000
Other	79	360
Total accounts payable, accrued expenses and other liabilities	$29,717	$31,794

Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations [Abstract]
Schedule Of Asset Retirement Obligations

	December 31,
	2012	2011
Net asset retirement obligation at January 1	$11,545	$9,877
Liabilities incurred	425	140
Acquisitions	1,358	1,744
Accretion expense	696	508
Changes in estimate	—	(724)
Net asset retirement obligation at December 31	$14,024	$11,545

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Schedule Of Future Minimum Lease Payments

2013	$4,020
2014	2,269
2015	866
2016	219
Total payments	7,374
Imputed interest	(351)
Present value of future payments	$7,023

Schedule Of Future Minimum Annual Rental Commitments

2013	$936
2014	687
2015	439
2016	114
2017	47
Thereafter	15
Total	$2,238

Equity Plan (Tables)	12 Months Ended
Dec. 31, 2012
Equity Plan [Abstract]
Schedule Of Phantom And Restricted Unit Activity

	Payable In Cash		Payable In Units
		Weighted-		Weighted-
		Average Grant		Average Grant
		Date Fair		Date Fair
	Units	Value	Units	Value
Unvested - December 31, 2010	—	$—	121,526	$27.11
Vested - phantom units	—	—	—	—
Granted - phantom units	15,294	26.77	19,411	27.56
Granted - restricted units	—	—	10,000	27.70
Cancelled - phantom units	(1,948)	29.31	(22,142)	27.16
Unvested - December 31, 2011	13,346	$26.40	128,795	$27.22
Vested - phantom units	(4,267)	26.46	(40,929)	27.21
Vested - restricted units	—	—	(4,682)	27.53
Granted - phantom units	—	—	126,246	29.90
Granted - restricted units	—	—	37,500	25.67
Canceled - phantom units	(767)	25.63	(24,938)	28.30
Unvested - December 31, 2012	8,312	$26.45	221,992	$28.35

Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions With Related Parties [Abstract]
Schedule Of Revenues, Expenses And Reimbursements From Affiliates

	Year Ended December 31,
	2012	2011	2010
Operating revenues	$114	$131	$105
Operating expenses	35	18	21
Reimbursements of operating expenses	1	2	—	(1)
(1) Amount was less than $1 million.

Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2012
Partners' Capital [Abstract]
Schedule Of Issuance Of Units

			Per Unit	Per Unit	Net
Issuance Date	Units		Gross Price	Net Price (1)	Proceeds
April 1, 2011	6,243,000	(2)	$24.50	$—	$153
May 4, 2011	1,800,000		$30.65	$29.75	53
January 13, 2012	3,500,000		$30.73	$29.50	103
July 25, 2012	4,600,000	(3)	$26.00	$24.97	115

(1) Price is net of underwriting discounts.

(2) Represents Class C units.

(3) Includes 600,000 units that were issued in August 2012.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Reconciliation Of Net Income To EBITDA

	For the Year Ended December 31,
	2012	2011	2010
Net income	$38,889	$45,003	$34,872
Add:
Interest and debt expense	35,765	27,617	13,550
Income tax expense (benefit)	1,206	1,251	(550)
Depreciation, amortization and accretion expense	51,908	33,812	22,359
EBITDA	$127,768	$107,683	$70,231

Schedule Of Reportable Segment Data

	Year Ended December 31, 2012
			Granite
	Barnett (1)	Fayetteville	Wash	Marcellus (2)	Other	Corporate	Total
Operating revenues	$20,396	$27,498	$39,450	$25,502	$12,874	$—	$125,720
Operating revenues - related party	112,637	—	1,106	—	—	—	113,743
Product purchases	125	523	20,543	—	2,662	—	23,853
Product purchases - related party	—	—	15,152	—	—	—	15,152
Operations and maintenance expense	26,881	8,537	2,250	2,491	2,949	—	43,108
General and administrative expense	—	—	—	—	—	29,582	29,582
EBITDA	$106,027	$18,438	$2,611	$23,011	$7,263	$(29,582)	$127,768
Goodwill	$—	$76,767	$14,211	$—	$4,053	$—	$95,031
Total assets	$618,647	$300,593	$80,876	$505,816	$81,862	$22,675	$1,610,469
Capital expenditures	$13,903	$10,954	$4,787	$17,079	$4,797	$1,052	$52,572

(1) Includes four months of operating income from the Devon Acquisition, from August 24, 2012 to December 31, 2012, subsequent to acquisition.

(2) Includes nine months of operating income from the Antero Acquisition, from March 26, 2012 to December 31, 2012, subsequent to acquisition.

			Year Ended December 31, 2011

			Granite
	Barnett	Fayetteville (1)	Wash (1)	Marcellus	Other (2)	(3)	Corporate	Total
Operating revenues	$8,859	$20,800	$38,213	$—	$6,723		$—	$74,595
Operating revenues - related party	131,225	—	—	—	—		—	131,225
Product purchases	—	1,302	33,245	—	4,240		—	38,787
Operations and maintenance expense	25,147	8,992	1,499	—	665		—	36,303
General and administrative expense	—	—	—	—	—		24,153	24,153
Gain from exchange of property, plant and equipment	—	—	—	—	—		1,106	1,106
EBITDA	$114,937	$10,506	$3,469	$—	$1,818		$(23,047)	$107,683
Goodwill	$—	$76,767	$16,861	$—	$—		$—	$93,628
Total assets	$545,656	$300,338	$77,313	$—	$85,307		$18,278	$1,026,892
Capital expenditures	$19,999	$17,757	$7,960	$—	$2,041		$648	$48,405

(1) Includes nine months of operating income for Fayetteville and Granite Wash, from April 1, 2011 to December 31, 2011, subsequent to acquisition.

(2) Includes approximately eleven months of operating income for Las Animas System, from February 16, 2011 to December 31, 2011, subsequent to acquisition.

(3) Includes two months of operating income for Sabine System, from November 1, 2011 to December 31, 2011, subsequent to acquisition.

	Year Ended December 31, 2010
			Granite
	Barnett	Fayetteville	Wash	Marcellus	Other	Corporate	Total
Operating revenues	$8,355	$—	$—	$—	$—	$—	$8,355
Operating revenues - related party	105,235	—	—	—	—	—	105,235
Operations and maintenance expense	25,702	—	—	—	—	—	25,702
General and administrative expense	—	—	—	—	—	17,657	17,657
EBITDA	$87,888	$—	$—	$—	$—	$(17,657)	$70,231
Total assets	$557,163	$—	$—	$—	$—	$13,464	$570,627
Capital expenditures	$69,069	$—	$—	$—	$—	$—	$69,069

Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements [Abstract]
Schedule Of Condensed Consolidated Statements Of Income

	For the Year Ended December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)
Operating revenues	$-	$213,961	$25,502	$-	$239,463
Operating expenses	607	150,631	12,365	-	163,603
Operating income (loss)	(607)	63,330	13,137	-	75,860
Interest and debt expense	(33,388)	(230)	(2,147)	-	(35,765)
Income(loss) before income tax	(33,995)	63,100	10,990	-	40,095
Income tax expense	-	1,206	-	-	1,206
Income before earnings from consolidated subsidiaries	(33,995)	61,894	10,990	-	38,889
Earnings from consolidated subsidiaries	72,884	-	-	(72,884)	-
Net income (loss)	38,889	61,894	10,990	(72,884)	38,889
General partner's interest in net income	22,218	-	-	-	22,218
Limited partner's inerest in net income	$16,671	$61,894	$10,990	(72,884)	$16,671

Schedule Of Condensed Consolidated Balance Sheet

	As of December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)
ASSETS
Current assets
Cash and cash equivalents	$21	$-	$90	$-	$111
Accounts receivable - related party	366,405	22,587	-	(365,237)	23,755
Accounts receivable	608	14,515	6,513	-	21,636
Insurance receivable	-	2,920	-	-	2,920
Prepaid expenses and other	584	1,357	-	-	1,941
Total current assets	367,618	41,379	6,603	(365,237)	50,363
Investment in consolidated affiliates	1,041,935	-	-	(1,041,935)	-
Property, plant and equipment - net	8,519	775,852	155,475		939,846
Intangible assets - net	-	163,021	338,359	-	501,380
Goodwill	-	95,031	-	-	95,031
Deferred financing costs, net	17,149	-	5,379	-	22,528
Other assets	20	1,301	-		1,321
Total assets	$1,435,241	$1,076,584	$505,816	$(1,407,172)	$1,610,469
LIABILITIES AND PARTNERS' CAPITAL/MEMBERS' EQUITY
Current liabilities
Accrued additions to property, plant and equipment	$-	$3,829	$5,384	$-	$9,213
Capital leases	429	3,433	-	-	3,862
Deferred revenue	-	-	2,634	-	2,634
Accounts payable - related party	535	367,682	-	(365,129)	3,088
Accounts payable, accrued expenses and other liabilities	15,547	11,876	2,402	(108)	29,717
Total current liabilities	16,511	386,820	10,420	(365,237)	48,514
Long-term debt	558,161	-	127,000	-	685,161
Long-term capital leases	960	2,201	-	-	3,161
Asset retirement obligations	-	13,188	836		14,024
Partners'/members' equity	859,609	674,375	367,560	(1,041,935)	859,609
Total liabilities and partners' capital/members' equity	$1,435,241	$1,076,584	$505,816	$(1,407,172)	$1,610,469

Schedule Of Condensed Consolidated Statement Of Cash Flows

	For the Year Ended December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)

Net cash provided by (used in) operating activities	$(23,613)	$112,880	$16,645	$(3,847)	$102,065
Investing activities:
Acquisitions, net of cash acquired	(87,247)	-	(476,718)	-	(563,965)
Capital expenditures	(1,052)	(34,441)	(17,079)	-	(52,572)
Acquisition of interests in CMM	(131,250)	-	-	131,250	-
Change in advances to affiliates, net	75,825	-	-	(75,825)	-
Capital distribution from consolidated affiliate	2,604	-	-	(2,604)	-
Proceeds from sale of property, plant and equipment	-	20	-	-	20
Net cash provided by (used in) investing activities	(141,120)	(34,421)	(493,797)	52,821	(616,517)
Financing activities:
Proceeds from issuance of senior notes	151,500	-	-	-	151,500
Proceeds from revolving credit facility	411,700	-	143,500	-	555,200
Repayment of revolving credit facility	(517,500)	-	(16,500)	-	(534,000)
Payment of Tristate Acquisition deferred payment	(7,839)	-	-	-	(7,839)
Payments on capital leases	(359)	(2,634)	-	-	(2,993)
Deferred financing costs paid	(4,994)	-	(6,328)	-	(11,322)
Proceeds from issuance of common units, net	217,483	-	-	-	217,483
Contributions received	5,930	-	375,000	(131,250)	249,680
Distributions paid	(91,558)	-	(18,430)	6,451	(103,537)
Change in advances from affiliates, net	-	(75,825)	-	75,825	-
Taxes paid for equity-based compensation vesting	(406)	-	-	-	(406)
Net cash provided by (used in) financing activities	163,957	(78,459)	477,242	(48,974)	513,766
Change in cash and cash equivalents	(776)	-	90	-	(686)
Cash and cash equivalents at beginning of period	797	-	-	-	797
Cash and cash equivalents at end of period	$21	$-	$90	$-	$111

Organization And Description Of Business (Narrative) (Details) (USD $)	0 Months Ended		12 Months Ended				0 Months Ended						0 Months Ended	1 Months Ended	0 Months Ended
	Jan. 08, 2013	Feb. 23, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013	Feb. 23, 2012 Crestwood Holdings LLC [Member]	Nov. 12, 2010 Crestwood Holdings LLC [Member]	Oct. 18, 2010 Crestwood Holdings LLC [Member]	Oct. 01, 2010 Crestwood Holdings LLC [Member]	Oct. 01, 2010 Common [Member] Crestwood Holdings LLC [Member]	Oct. 01, 2010 Subordinated Unitholders [Member] Crestwood Holdings LLC [Member]	Jan. 08, 2013 Class D Units [Member]	Jan. 31, 2013 Class D Units [Member]	Jan. 08, 2013 General Partner [Member]
Interests acquired	65.00%					65.00%	65.00%			100.00%
Ownership percentage		35.00%
Units acquired											5,696,752	11,513,625
Subordinated promissory note										$ 58,000,000
Purchase price paid										701,000,000
Potential cash payment										72,000,000
Common units issued from conversion of subordinated debt					2,333,712				2,333,712
Common units issued from conversion of subordinated units								11,513,625
Payments for investment in unconsolidated affiliate		131,000,000					244,000,000
Payments for investment in consolidated affiliate	258,000,000
General partners, additional units issued			633,084	473,731									6,190,469	6,190,469	133,060
Borrowings to acquire interest in subsidiaries	$ 129,000,000

Organization And Description Of Business (Schedule Of Ownership Interest) (Details)	12 Months Ended
Dec. 31, 2012
General partner interest	2.00%
Total	100.00%
Crestwood Holdings LLC [Member]
General partner interest	2.00%
Total	41.80%
Public [Member]
Total	58.20%
Common [Member]
Limited partner interest	83.50%
Common [Member] | Crestwood Holdings LLC [Member]
Limited partner interest	39.60%
Common [Member] | Public [Member]
Limited partner interest	43.90%
Class C Unitholders [Member]
Limited partner interest	14.50%
Class C Unitholders [Member] | Crestwood Holdings LLC [Member]
Limited partner interest	0.20%
Class C Unitholders [Member] | Public [Member]
Limited partner interest	14.30%

Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 08, 2013	Dec. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Interests acquired	65.00%	65.00%
Goodwill reclassified to other current assets			$ 2.7
Accounts receivable collection period				30 days	60 days

Summary Of Significant Accounting Policies (Schedule Of Reorganization Adjustments To Statement Of Operations) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating revenues	$ 239,463	[1]	$ 205,820	[2]	$ 113,590
Operating expenses	(163,603)	[1]	(133,055)		(65,718)
Operating income	75,860	[1]	73,871	[2]	47,872
Net income per limited partner unit - basic	$ 0.37	[1],[3]	$ 1	[2]	$ 1.11
Net income per limited partner unit - diluted	$ 0.37	[1],[3]	$ 1	[2]	$ 1.03
Basic	45,223,000	[3],[4]	37,206,000	[2],[4]	29,070,000	[4]
Diluted	45,420,000	[3],[4]	37,320,000	[2],[4]	31,316,000	[4]
As Previously Reported [Member]
Operating revenues	213,961
Operating expenses	(151,238)
Operating income	62,723
Net income per limited partner unit - basic	$ 0.37
Net income per limited partner unit - diluted	$ 0.37
Basic	45,223,000
Diluted	45,420,000
CMM [Member]
Operating revenues	25,502
Operating expenses	(12,365)
Operating income	$ 13,137

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.
[3]	Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.
[4]	Includes 6,869,268 and 4,828,093 Class C units for the years ended December 31, 2012 and 2011.

Summary Of Significant Accounting Policies (Schedule Of Reorganization Adjustments To Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 111	[1]	$ 797	[1]	$ 2	$ 746
Accounts receivable - related party	23,755	[1]	27,312
Accounts receivable	21,636	[1]	11,926
Other current assets	4,861
Total current assets	50,363	[1]	41,970
Properties, plant and equipment, net	939,846	[1]	746,045
Intangible assets, net	501,380	[1]	127,760
Other long-term assets	118,880
Total assets	1,610,469	[1]	1,026,892		570,627
Accrued additions to property, plant and equipment	9,213	[1]	7,500
Other current liabilities	9,584
Accounts payable, accrued expenses and other liabilities	29,717	[1]	31,794
Total current liabilities	48,514	[1]	43,295
Long-term debt	685,161	[1]	512,500
Other long-term liabilities	17,185
Partner's capital/members' equity	859,609	[1]	455,623		258,753	284,837
Total liabilities and partners' capital/members' equity	1,610,469	[1]	1,026,892
As Previously Reported [Member]
Cash and cash equivalents	21
Accounts receivable - related party	23,863
Accounts receivable	15,123
Other current assets	4,861
Total current assets	43,868
Investment in unconsolidated affiliate	128,646
Properties, plant and equipment, net	784,371
Intangible assets, net	163,021
Other long-term assets	113,501
Total assets	1,233,407
Accrued additions to property, plant and equipment	3,829
Other current liabilities	6,950
Accounts payable, accrued expenses and other liabilities	27,423
Total current liabilities	38,202
Long-term debt	558,161
Other long-term liabilities	16,349
Partner's capital/members' equity	620,695
Total liabilities and partners' capital/members' equity	1,233,407
CMM [Member]
Cash and cash equivalents	90
Accounts receivable	6,513
Total current assets	6,603
Properties, plant and equipment, net	155,475
Intangible assets, net	338,359
Other long-term assets	5,379
Total assets	505,816
Accrued additions to property, plant and equipment	5,384
Other current liabilities	2,634
Accounts payable, accrued expenses and other liabilities	2,402
Total current liabilities	10,420
Long-term debt	127,000
Other long-term liabilities	836
Partner's capital/members' equity	367,560
Total liabilities and partners' capital/members' equity	505,816
Eliminations [Member]
Accounts receivable - related party	(108)
Total current assets	(108)
Investment in unconsolidated affiliate	(128,646)
Total assets	(128,754)
Accounts payable, accrued expenses and other liabilities	(108)
Total current liabilities	(108)
Partner's capital/members' equity	(128,646)
Total liabilities and partners' capital/members' equity	$ (128,754)

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Acquisitions (Narrative) (Details) (USD $)	12 Months Ended					9 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	4 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended								12 Months Ended
	Dec. 31, 2012 mi hp		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Antero Acquisition [Member] acre	Dec. 31, 2012 Antero Acquisition [Member] mi acre	Dec. 28, 2012 EMAC Acquisition [Member] item	Dec. 31, 2012 EMAC Acquisition [Member]	Aug. 24, 2021 Devon Acquisition [Member] hp mi acre	Dec. 31, 2012 Devon Acquisition [Member]	Dec. 31, 2012 Devon Acquisition [Member]	Feb. 16, 2011 Las Animas [Member] mi acre	Dec. 31, 2012 Las Animas [Member]	Dec. 31, 2011 Las Animas [Member]	Dec. 31, 2012 Frontier Gas [Member]	Dec. 31, 2011 Frontier Gas [Member]	Jun. 30, 2011 Frontier Gas [Member]	Dec. 31, 2012 Tristate [Member]	Dec. 31, 2011 Tristate [Member]	Dec. 31, 2011 Fayetteville Shale [Member] Frontier Gas [Member] hp mi acre	Dec. 31, 2011 Granite Wash [Member] Frontier Gas [Member] mi acre	Dec. 31, 2011 Haynesville/Bossier Shale [Member] Tristate [Member] mi acre	Dec. 31, 2012 General And Administrative Expense [Member] Devon Acquisition [Member]	Dec. 31, 2011 General And Administrative Expense [Member] Frontier Gas [Member]	Dec. 31, 2011 Interest Expense [Member] Frontier Gas [Member]	Dec. 31, 2012 Minimum [Member] Antero Acquisition [Member]	Dec. 31, 2011 Minimum [Member] Haynesville/Bossier Shale [Member] Tristate [Member]	Dec. 31, 2012 Maximum [Member] Antero Acquisition [Member]	Dec. 31, 2011 Maximum [Member] Haynesville/Bossier Shale [Member] Tristate [Member]	Dec. 31, 2012 CMM Credit Facility, Due March 2017 [Member]	Dec. 28, 2012 CMM Credit Facility, Due March 2017 [Member]
Business Acquisition [Line Items]
Business acquisition, effective date of acquisition												Aug 24, 2012		Feb 16, 2011		Apr 1, 2011			Nov 1, 2011
Business acquisition, cost of acquired entity, purchase price						$ 381,718,000	$ 381,718,000		$ 95,000,000		$ 87,247,000	$ 87,247,000	$ 5,000,000					$ 345,000,000	$ 72,359,000
Business acquisition, cost financed through debt and equity																		338,000,000
Business acquisition, purchase price allocation, property, plant and equipment						90,562,000	90,562,000		45,938,000		41,555,000	41,555,000		5,000,000			144,505,000		55,568,000
Business acquisition, purchase price allocation, goodwill																	93,628,000		4,053,000		77,000,000	17,000,000
Business acquisition, cost of acquired entity, transaction costs						600,000	600,000		300,000								5,000,000			300,000				1,000,000	2,000,000	3,000,000
Purchase price paid						381,718,000	381,718,000		95,000,000		87,247,000	87,247,000					344,562,000		64,359,000
Deferred payment																			8,000,000
Gas gathering and compression agreement term							20 years					20 years
Area of dedication						127,000	127,000			20,500			55,000								100,000	13,000	20,000
Area of dedication, net						104,000	104,000
Guaranteed volume commitments over seven year period, MMcfd																											300		450
Receivable and deferred revenue recorded under GGA	2,634,000	[1]
Miles of Gathering Pipelines	849						33			74			46								130	28	60
Daily capacity of processing facility										100											510	36	100
Daily treating capacity of facility																					165		80
Horsepower of compression equipment	259,000									23,100											35,000
Extended term																					2020	2022						2019		2021
Optional Extended Term																					2025
Operating revenue	239,463,000	[1]	205,820,000	[2]	113,590,000	26,000,000					7,000,000				5,000,000		59,000,000			1,900,000
Operating expenses	163,603,000	[1]	133,055,000		65,718,000	12,000,000					5,000,000
Operating income (loss)	75,860,000	[1]	73,871,000	[2]	47,872,000										100,000		5,000,000			900,000
Credit Facility, borrowing capacity																															$ 200,000,000	$ 200,000,000
Number of compression and dehydration stations								4
Compression services agreement expiration								2018
Compression services agreement, optional extension term								5 years

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.

Acquisitions (Schedule Of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Antero Acquisition [Member]	Dec. 31, 2012 EMAC Acquisition [Member]	Dec. 31, 2012 Devon Acquisition [Member]	Dec. 31, 2011 Frontier Gas [Member]	Jun. 30, 2011 Frontier Gas [Member]	Dec. 31, 2012 Tristate [Member]
Business Acquisition [Line Items]
Cash	$ 381,718	$ 95,000	$ 87,247	$ 344,562		$ 64,359
Deferred payment						8,000
Total purchase price	381,718	95,000	87,247		345,000	72,359
Cash						589
Accounts receivable				335		2,564
Prepaid expenses and other				750		364
Property, plant and equipment	90,562	45,938	41,555	144,505		55,568
Intangible assets	291,218	49,817	46,959	114,200		12,000
Goodwill				93,628		4,053
Other assets				178
Total assets	381,780	95,755	88,514	353,596		75,138
Current portion of capital leases				2,576
Accounts payable, accrued expenses and other				64		1,915
Long-term capital leases				6,011
Asset Retirement Obligations	62	755	540	383		864
Property tax liability			527
Environmental liability			200
Total liabilities	62	755	1,267	9,034		2,779
Total	$ 381,718	$ 95,000	$ 87,247	$ 344,562		$ 72,359

Acquisitions (Schedule Of Presentation Of Income) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Acquisitions [Abstract]
Operating revenues	$ 239,463	[1]	$ 205,820	[2]	$ 113,590
Operating expenses, net of gain from exchange of property, plant and equipment			(131,949)	[2]
Operating expenses	(163,603)	[1]	(133,055)		(65,718)
Operating income	75,860	[1]	73,871	[2]	47,872
Net income per limited partner unit - basic	$ 0.37	[1],[3]	$ 1	[2]	$ 1.11
Net income per limited partner unit - diluted	$ 0.37	[1],[3]	$ 1	[2]	$ 1.03
Weighted-average number of limited partner units - Basic	45,223	[3],[4]	37,206	[2],[4]	29,070	[4]
Weighted-average number of limited partner units - Diluted	45,420	[3],[4]	37,320	[2],[4]	31,316	[4]
Operating revenues, Proforma Adjustment	9,950	[5]	25,827	[6]	74,217	[7]
Operating expenses, net of gain from exchange of property, plant and equipment, Proforma Adjustment	(7,168)	[5]	(22,911)	[6]	(70,295)	[7]
Operating income, Proforma Adjustment	2,782	[5]	2,916	[6]	3,922	[7]
Operating revenues, Combined	249,413		231,647		187,807
Operating expenses, net of gain from exchange of property, plant and equipment, Combined	(170,771)		(154,860)		(136,013)
Operating income, Combined	$ 78,642		$ 76,787		$ 51,794
Net income per limited partner unit - basic, Combined	$ 0.37	[3]	$ 0.87		$ 0.8
Net income per limited partner unit - diluted, Combined	$ 0.37	[3]	$ 0.87		$ 0.75
Weighted-average number of limited partner units - Basic, Combined	45,223	[3]	38,835		35,561
Weighted-average number of limited partner units - Diluted, Combined	45,420	[3]	38,949		37,807

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.
[3]	Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.
[4]	Includes 6,869,268 and 4,828,093 Class C units for the years ended December 31, 2012 and 2011.
[5]	Represents approximately ten months of operating income for the EMAC acquisition prior to the acquisition.
[6]	Represents approximately one month of operating income for the Las Animas Acquisition, three months of operating income for the Frontier Gas Acquisition and ten months of operating income for the Tristate Acquisition, prior to the respective acquisition.
[7]	Represents operating income for the Las Animas Acquisition, the Frontier Gas Acquisition and the Tristate Acquisition for the year ended December 31, 2010.

Net Income Per Limited Partner Unit And Distributions (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013	Jan. 08, 2013	Jan. 08, 2013 General Partner [Member]	Dec. 31, 2012 General Partner [Member]	Dec. 31, 2012 Class C Unitholders [Member]	Jan. 08, 2013 Class D Units [Member]	Jan. 31, 2013 Class D Units [Member]	Dec. 31, 2012 Class D Units [Member]	Dec. 31, 2012 Maximum [Member] General Partner [Member]	Dec. 31, 2012 February 12, 2013 [Member]
Distribution period	45 days
Distribution weighted average common unit price period							10 days			10 days
Distribution type option period									1 year
Minimum quarterly distribution per unit	$ 0.3
Distribution per unit						$ 0.45
Distribution percent											50.00%
General partners units	979,614	763,892
General partner interest	2.00%
General partners, additional units issued	633,084	473,731			133,060			6,190,469	6,190,469			183,995
Interests acquired			65.00%	65.00%

Net Income Per Limited Partner Unit And Distributions (Allocation Of Net Income To General Partner And Limited Partners) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Net Income Per Limited Partner Unit And Distributions [Abstract]
Net Income	$ 38,889	[1]	$ 45,003	$ 34,872
GP's incentive distributions	(14,753)		(7,049)	(2,016)
Net income after incentive distributions	24,136		37,954	32,856
GP's interest in net income after incentive distributions	7,465		686	510
LP's interest in net income after incentive distributions	$ 16,671	[1]	$ 37,268	$ 32,346

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Net Income Per Limited Partner Unit And Distributions (Schedule Of Reconciliation Of Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Limited partners' interest in net income	$ 16,671	[1]	$ 37,268		$ 32,346
Weighted-average limited partner units - basic	45,223,000	[2],[3]	37,206,000	[2],[4]	29,070,000	[2]
Effect of unvested phantom units	197,000		114,000		2,246,000
Weighted-average limited partner units - diluted	45,420,000	[2],[3]	37,320,000	[2],[4]	31,316,000	[2]
Net income per limited partner unit - basic	$ 0.37	[1],[3]	$ 1	[4]	$ 1.11
Net income per limited partner unit - diluted	$ 0.37	[1],[3]	$ 1	[4]	$ 1.03
Class C Unitholders [Member]
Weighted-average limited partner units - basic	6,869,268		4,828,093

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes 6,869,268 and 4,828,093 Class C units for the years ended December 31, 2012 and 2011.
[3]	Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.
[4]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.

Net Income Per Limited Partner Unit And Distributions (Schedule Of Distributions Made To Partners) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Partners' Capital and Distributions [Line Items]
Total Cash	$ 103,537,000	[1]	$ 64,011,000	$ 49,699,000
February 12, 2013 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Dec 31, 2012
Per Unit Distribution, Paid	$ 0.51
Total Cash	25,100,000
Total Distribution	29,400,000
November 9, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Sep 30, 2012
Per Unit Distribution, Paid	$ 0.51
Total Cash	25,100,000
Total Distribution	29,200,000
August 10, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Jun 30, 2012
Per Unit Distribution, Paid	$ 0.5
Total Cash	24,300,000
Total Distribution	28,200,000
May11, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Mar 31, 2012
Per Unit Distribution, Paid	$ 0.5
Total Cash	21,500,000
Total Distribution	25,400,000
February 10, 2012 [Member].
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Dec 31, 2011
Per Unit Distribution, Paid	$ 0.49
Total Cash	20,700,000
Total Distribution	24,400,000
November 10, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Sep 30, 2011
Per Unit Distribution, Paid	$ 0.48
Total Cash	18,100,000
Total Distribution	21,600,000
August 12, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Jun 30, 2011
Per Unit Distribution, Paid	$ 0.46
Total Cash	16,800,000
Total Distribution	19,900,000
May 13, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Mar 31, 2011
Per Unit Distribution, Paid	$ 0.44
Total Cash	14,800,000
Total Distribution	17,700,000
February 11, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Dec 31, 2010
Per Unit Distribution, Paid	$ 0.43
Total Cash	14,300,000
Total Distribution	14,300,000
Limited Partner [Member] | February 12, 2013 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	21,000,000
PIK Value to Class C unitholders	3,700,000
Limited Partner [Member] | November 9, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	21,000,000
PIK Value to Class C unitholders	3,500,000
Limited Partner [Member] | August 10, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	20,600,000
PIK Value to Class C unitholders	3,400,000
Limited Partner [Member] | May11, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	18,200,000
PIK Value to Class C unitholders	3,400,000
Limited Partner [Member] | February 10, 2012 [Member].
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	17,900,000
PIK Value to Class C unitholders	3,200,000
Limited Partner [Member] | November 10, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	15,800,000
PIK Value to Class C unitholders	3,100,000
Limited Partner [Member] | August 12, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	15,200,000
PIK Value to Class C unitholders	2,900,000
Limited Partner [Member] | May 13, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	13,700,000
PIK Value to Class C unitholders	2,700,000
Limited Partner [Member] | February 11, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	13,400,000
General Partner [Member] | February 12, 2013 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	4,100,000
PIK Value to Class C unitholders	600,000
General Partner [Member] | November 9, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	4,100,000
PIK Value to Class C unitholders	600,000
General Partner [Member] | August 10, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	3,700,000
PIK Value to Class C unitholders	500,000
General Partner [Member] | May11, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	3,300,000
PIK Value to Class C unitholders	500,000
General Partner [Member] | February 10, 2012 [Member].
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	2,800,000
PIK Value to Class C unitholders	500,000
General Partner [Member] | November 10, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	2,300,000
PIK Value to Class C unitholders	400,000
General Partner [Member] | August 12, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	1,600,000
PIK Value to Class C unitholders	200,000
General Partner [Member] | May 13, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	1,100,000
PIK Value to Class C unitholders	200,000
General Partner [Member] | February 11, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	$ 900,000

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Financial Instruments (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		12 Months Ended						12 Months Ended
	Aug. 31, 2007	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2013	Jan. 08, 2013	Dec. 31, 2012 CMM Credit Facility, Due March 2017 [Member]	Dec. 31, 2012 CMM Credit Facility, Due March 2017 [Member]	Dec. 28, 2012 CMM Credit Facility, Due March 2017 [Member]	Dec. 31, 2012 CMM Credit Facility, Due March 2017 [Member] Maximum [Member]	Dec. 31, 2012 CMLP Credit Facility, Due November 2017 [Member]	Dec. 31, 2011 CMLP Credit Facility, Due November 2017 [Member]	Dec. 31, 2012 CMLP Credit Facility, Due November 2017 [Member] Minimum [Member]	Dec. 31, 2012 CMLP Credit Facility, Due November 2017 [Member] Maximum [Member]	Dec. 31, 2012 Senior Notes, Due April 2019 [Member]	Dec. 31, 2012 Senior Notes, Due April 2019 [Member] Minimum [Member]	Dec. 31, 2012 Senior Notes, Due 2019 [Member]
Debt Instrument [Line Items]
Credit Facility, borrowing capacity						$ 200,000,000	$ 200,000,000	$ 200,000,000		$ 550,000,000
Credit Facility, credit agreement term							5 years
Credit Facility, total available										167,000,000
Credit Facility, outstanding						127,000,000	127,000,000			206,700,000	312,500,000
Credit Facility, remaining borrowing capacity						59,000,000	59,000,000
Credit Facility, average outstanding borrowings						18,000,000				305,000,000	325,000,000
Credit Facility, maximum outstanding borrowings						130,000,000				375,000,000	282,000,000
Credit Agreement LIBOR Interest Rate Margin						2.50%	2.50%			2.50%	3.00%
Weighted-average interest rate						2.80%	2.80%			2.80%	3.30%
Senior unsecured bridge loan		200,000,000
Debt instrument, face amount														200,000,000		150,000,000
Commitment fees		3,000,000
Debt instrument, interest rate														7.75%
Debt to Adjusted EBITDA Ratio							5		4.5	5.5			5
EBITDA to interest expense, minimum							2					2.5
EBITDA to fixed charges ratio, minimum															1.75
Subordinated note	$ 50,000,000	$ 50,000,000
Conversion average common unit price period			20 days
Common units issued from conversion of subordinated debt			2,333,712
Interests acquired				65.00%	65.00%

Financial Instruments (Schedule Of Carrying Values And Estimated Fair Values Of Senior Notes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments [Abstract]
Senior Notes, Carrying Amount	$ 351	$ 200
Senior Notes, Fair Value	$ 365	$ 197

Financial Instruments (Schedule Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes, due April 2019	$ 350,000		$ 200,000
Long-term debt, gross	683,700		512,500
Plus: Unamortized premium on Senior Notes	1,461
Total long-term debt	685,161	[1]	512,500
CMM Credit Facility, Due March 2017 [Member]
Debt Instrument [Line Items]
Credit facility used for acquisition	127,000
CMLP Credit Facility, Due November 2017 [Member]
Debt Instrument [Line Items]
Credit facility used for acquisition	$ 206,700		$ 312,500

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Property, Plant And Equipment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Impairment of property, plant and equipment	$ 1,600,000
Operations and maintenance costs incurred related to the incident	1,300,000
Gain from exchange of property, plant and equipment		[1]	1,106,000
Proceeds from exchange of property, plant and equipment		[1]	5,943,000
Capital lease assets	$ 12,000,000		$ 9,000,000

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,069,876	$ 835,905
Accumulated depreciation	(130,030)	(89,860)
Property, plant and equipment, net	939,846 [1]	746,045
Gathering Systems [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	450,989	298,207
Depreciable Life	20 years
Processing Plants And Compression Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	490,991	429,908
Rights-Of-Way And Easements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	60,502	50,085
Depreciable Life	20 years
Buildings And Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	7,385	5,958
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	4,698	4,674
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 55,311	$ 47,073
Minimum [Member] | Processing Plants And Compression Facilities [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	20 years
Minimum [Member] | Buildings And Other [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	5 years
Maximum [Member] | Processing Plants And Compression Facilities [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	25 years
Maximum [Member] | Buildings And Other [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	40 years

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Intangible Assets (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Intangible assets useful lives	5 years
Maximum [Member]
Intangible assets useful lives	20 years

Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Net intangible assets at January 1	$ 127,760
Additions	383,994	130,200
Amortization expense	10,374	2,440
Net intangible assets at December 31	$ 501,380	$ 127,760

Intangible Assets (Schedule Of Expected Amortization Of The Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
2013	$ 21,983
2014	23,832
2015	25,144
2016	26,414
2017	28,678
Thereafter	375,329
Total	$ 501,380	$ 127,760

Accounts Payable, Accrued Expenses And Other Liabilities (Schedule Of Accounts Payable And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Accrued expenses	$ 9,608		$ 3,175
Accrued property taxes	5,638		5,204
Accrued product purchases payable	2,450		3,594
Tax payable	2,159		1,545
Interest payable	7,505		4,788
Accounts payable	2,278		5,128
Tristate Acquisition deferred payment (Note 3)			8,000
Other	79		360
Total accounts payable, accrued expenses and other liabilities	$ 29,717	[1]	$ 31,794

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Net asset retirement obligation at January 1	$ 11,545	$ 9,877
Liabilities incurred	425	140
Acquisitions	1,358	1,744
Accretion expense	696	508
Changes in estimates		(724)
Net asset retirement obligation at December 31	$ 14,024	$ 11,545

Commitments And Contingent Liabilities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrual for legal matters	$ 0.1
Accrual for environmental matters	0.2
Potential liability related to environmental exposures minimum	0.2
Potential liability related to environmental exposures maximum	0.3
Capital leases, amortization expense	3	2
Consolidated lease and rental expense	7	8	1
Capital commitments to purchase equipment related to capital projects	11.6
Antero Acquisition [Member]
Business Acquisition, contingent consideration, potential cash payment	$ 40

Commitments And Contingent Liabilities (Schedule Of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
2013	$ 4,020
2014	2,269
2015	866
2016	219
Total payments	7,374
Imputed interest	(351)
Present value of future payments	$ 7,023

Commitments And Contingent Liabilities (Schedule Of Future Minimum Annual Rental Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
2013	$ 936
2014	687
2015	439
2016	114
2017	47
Thereafter	15
Total	$ 2,238

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Income Taxes [Abstract]
Texas margin tax rate	0.70%
Reversed deferred tax liability		$ 0.8

Equity Plan (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 1,877,000	[1]	$ 916,000	$ 5,522,000
Common units to satisfy employee tax withholding obligations	1,405
Employees And Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Phantom And Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested compensation cost	3,000,000		2,000,000
Grants of units, estimated grant date fair value	$ 5,000,000		$ 800,000
Phantom And Restricted Units [Member] | 2007 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units available for issuance	505,791		633,211

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Equity Plan (Schedule Of Phantom And Restricted Unit Activity) (Details) (2007 Equity Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2012 Phantom Units [Member] Payable In Cash [Member]	Dec. 31, 2011 Phantom Units [Member] Payable In Cash [Member]	Dec. 31, 2012 Phantom Units [Member] Payable In Units [Member]	Dec. 31, 2011 Phantom Units [Member] Payable In Units [Member]	Dec. 31, 2012 Restricted Units [Member] Payable In Units [Member]	Dec. 31, 2011 Restricted Units [Member] Payable In Units [Member]	Dec. 31, 2012 Phantom And Restricted Units [Member] Payable In Cash [Member]	Dec. 31, 2011 Phantom And Restricted Units [Member] Payable In Cash [Member]	Dec. 31, 2012 Phantom And Restricted Units [Member] Payable In Units [Member]	Dec. 31, 2011 Phantom And Restricted Units [Member] Payable In Units [Member]	Dec. 31, 2010 Phantom And Restricted Units [Member] Payable In Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested units - December 31							$ 26.45	$ 26.4	$ 28.35	$ 27.22	$ 27.11
Unvested units - December 31, units							8,312	13,346	221,992	128,795	121,526
Vested	$ 26.46		$ 27.21		$ 27.53
Vested, units	(4,267)		(40,929)		(4,682)
Granted		$ 26.77	$ 29.9	$ 27.56	$ 25.67	$ 27.7
Granted, units		15,294	126,246	19,411	37,500	10,000
Cancelled	$ 25.63	$ 29.31	$ 28.3	$ 27.16
Cancelled, units	(767)	(1,948)	(24,938)	(22,142)
Unvested units - December 31							$ 26.45	$ 26.4	$ 28.35	$ 27.22	$ 27.11
Unvested units - December 31, units							8,312	13,346	221,992	128,795	121,526

Transactions With Related Parties (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2007	Dec. 31, 2012		Dec. 31, 2010
Related Party Transaction [Line Items]
Cash distributions to Quicksilver			[1]	$ 80,276,000
Subordinated note payable to Quicksilver	$ 50,000,000	$ 50,000,000
Maximum [Member]
Related Party Transaction [Line Items]
Related party, percentage of revenue		50.00%

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Transactions With Related Parties (Schedule Of Revenues, Expenses And Reimbursements From Affiliates) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Operating revenues	$ 113,743,000	$ 131,225,000	$ 105,235,000
Operating expenses	35,000,000	18,000,000	21,000,000
Reimbursements of operating expenses	1,000,000	2,000,000		[1]
Maximum [Member]
Related Party Transaction [Line Items]
Reimbursements of operating expenses			$ 1,000,000

[1]	Amount was less than $1 million.

Partners' Capital (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Jan. 31, 2013	Jan. 08, 2013	Jan. 08, 2013 Class D Units [Member]	Jan. 31, 2013 Class D Units [Member]	Dec. 31, 2012 Class D Units [Member]	Dec. 31, 2012 Issuance of Equity [Member]	Dec. 31, 2011 Issuance of Equity [Member]
Class of Stock [Line Items]
General partners, incremental units issued									215,722	293,948
General partner interest	2.00%
Contributions from partners	$ 249,680	[1]	$ 8,741
General partners, additional units issued	633,084		473,731			6,190,469	6,190,469
Interests acquired				65.00%	65.00%
Distribution Weighted Average Common Unit Price Period								10 days

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Partners' Capital (Schedule Of Issuance Of Units) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Aug. 31, 2012
Proceeds	$ 217,483
April 1, 2011 [Member]
Units	6,243,000	[1]
Per Unit Gross Price	$ 24.5
Per Unit Net Price		[2]
Proceeds	153,000
May 4, 2011 [Member]
Units	1,800,000	[3]
Per Unit Gross Price	$ 30.65
Per Unit Net Price	$ 29.75	[2]
Proceeds	53,000
January 13, 2012 [Member]
Units	3,500,000
Per Unit Gross Price	$ 30.73
Per Unit Net Price	$ 29.5	[2]
Proceeds	103,000
July 25, 2012 [Member]
Units	4,600,000	[3]	600,000
Per Unit Gross Price	$ 26
Per Unit Net Price	$ 24.97	[2]
Proceeds	$ 115,000

[1]	Represents Class C units.
[2]	Price is net of underwriting discounts.
[3]	Includes 600,000 units that were issued in August 2012.

Segment Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Miles of gathering pipelines	849
Horsepower of compression equipment	259,000
Barnett Shale [Member]
Revenue, Major Customer [Line Items]
Revenue percentages, significant customer concentration	47.00%	64.00%	93.00%
Fayetteville Shale And Marcellus [Member]
Revenue, Major Customer [Line Items]
Revenue percentages, significant customer concentration	11.00%

Segment Information (Reconciliation Of Net Income To EBITDA) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Information [Abstract]
Net Income	$ 38,889	[1]	$ 45,003	$ 34,872
Interest and debt expense	35,765	[1]	27,617	13,550
Income tax expense (benefit)	1,206	[1]	1,251	(550)
Depreciation, amortization and accretion expense	51,908	[1]	33,812	22,359
EBITDA	$ 127,768		$ 107,683	$ 70,231

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Segment Information (Schedule Of Reportable Segment Data) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Operating revenues	$ 125,720		$ 74,595		$ 8,355
Operating revenues - related party	113,743		131,225		105,235
Product purchases	23,853	[1]	38,787
Product purchases - related party	15,152	[1]
Operations and maintenance expense	43,108	[1]	36,303		25,702
General and administrative expense	29,582	[1]	24,153		17,657
Gain from exchange of property, plant and equipment		[1]	1,106
EBITDA	127,768		107,683		70,231
Goodwill	95,031	[1]	93,628
Total assets	1,610,469	[1]	1,026,892		570,627
Capital expenditures	52,572	[1]	48,405		69,069
Barnett Shale [Member]
Segment Reporting Information [Line Items]
Operating revenues	20,396	[2]	8,859		8,355
Operating revenues - related party	112,637	[2]	131,225		105,235
Product purchases	125	[2]
Operations and maintenance expense	26,881	[2]	25,147		25,702
EBITDA	106,027	[2]	114,937		87,888
Total assets	618,647	[2]	545,656		557,163
Capital expenditures	13,903	[2]	19,999		69,069
Fayetteville Shale [Member]
Segment Reporting Information [Line Items]
Operating revenues	27,498		20,800	[3]
Product purchases	523		1,302	[3]
Operations and maintenance expense	8,537		8,992	[3]
EBITDA	18,438		10,506	[3]
Goodwill	76,767		76,767	[3]
Total assets	300,593		300,338	[3]
Capital expenditures	10,954		17,757	[3]
Granite Wash [Member]
Segment Reporting Information [Line Items]
Operating revenues	39,450		38,213	[3]
Operating revenues - related party	1,106
Product purchases	20,543		33,245	[3]
Product purchases - related party	15,152
Operations and maintenance expense	2,250		1,499	[3]
EBITDA	2,611		3,469	[3]
Goodwill	14,211		16,861	[3]
Total assets	80,876		77,313	[3]
Capital expenditures	4,787		7,960	[3]
Marcellus [Member]
Segment Reporting Information [Line Items]
Operating revenues	25,502	[4]
Operations and maintenance expense	2,491	[4]
EBITDA	23,011	[4]
Total assets	505,816	[4]
Capital expenditures	17,079	[4]
Other [Member]
Segment Reporting Information [Line Items]
Operating revenues	12,874		6,723	[5],[6]
Product purchases	2,662		4,240	[5],[6]
Operations and maintenance expense	2,949		665	[5],[6]
EBITDA	7,263		1,818	[5],[6]
Goodwill	4,053
Total assets	81,862		85,307	[5],[6]
Capital expenditures	4,797		2,041	[5],[6]
Corporate [Member]
Segment Reporting Information [Line Items]
General and administrative expense	29,582		24,153		17,657
Gain from exchange of property, plant and equipment			1,106
EBITDA	(29,582)		(23,047)		(17,657)
Total assets	22,675		18,278		13,464
Capital expenditures	$ 1,052		$ 648

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes four months of operating income from the Devon Acquisition, from August 24, 2012 to December 31, 2012, subsequent to acquisition.
[3]	Includes nine months of operating income for Fayetteville and Granite Wash, from April 1, 2011 to December 31, 2011, subsequent to acquisition.
[4]	Includes nine months of operating income from the Antero Acquisition, from March 26, 2012 to December 31, 2012, subsequent to acquisition.
[5]	Includes approximately eleven months of operating income for Las Animas System, from February 16, 2011 to December 31, 2011, subsequent to acquisition.
[6]	Includes two months of operating income for Sabine System, from November 1, 2011 to December 31, 2011, subsequent to acquisition.

Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidated Statements Of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating revenues	$ 239,463	[1]	$ 205,820	[2]	$ 113,590
Operating expenses	163,603	[1]	133,055		65,718
Operating income (loss)	75,860	[1]	73,871	[2]	47,872
Interest and debt expense	(35,765)	[1]	(27,617)		(13,550)
Income (loss) before income tax	40,095	[1]	46,254		34,322
Income tax expense	1,206	[1]	1,251		(550)
Income before earnings from consolidated subsidiaries	38,889
Net income	38,889	[1]	45,003		34,872
General partner's interest in net income	22,218	[1]	7,735		2,526
Limited partners' interest in net income	16,671	[1]	37,268		32,346
Issuer [Member]
Operating expenses	607
Operating income (loss)	(607)
Interest and debt expense	(33,388)
Income (loss) before income tax	(33,995)
Income before earnings from consolidated subsidiaries	(33,995)
Earnings from consolidated subsidiaries	72,884
Net income	38,889
General partner's interest in net income	22,218
Limited partners' interest in net income	16,671
Guarantor Subsidiaries [Member]
Operating revenues	213,961
Operating expenses	150,631
Operating income (loss)	63,330
Interest and debt expense	(230)
Income (loss) before income tax	63,100
Income tax expense	1,206
Income before earnings from consolidated subsidiaries	61,894
Net income	61,894
Limited partners' interest in net income	61,894
Non-Guarantor Subsidiaries [Member]
Operating revenues	25,502
Operating expenses	12,365
Operating income (loss)	13,137
Interest and debt expense	(2,147)
Income (loss) before income tax	10,990
Income before earnings from consolidated subsidiaries	10,990
Net income	10,990
Limited partners' interest in net income	10,990
Eliminations [Member]
Earnings from consolidated subsidiaries	(72,884)
Net income	(72,884)
Limited partners' interest in net income	$ (72,884)

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.

Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidated Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 111	[1]	$ 797	[1]	$ 2	$ 746
Accounts receivable - related party	23,755	[1]	27,312
Accounts receivable	21,636	[1]	11,926
Insurance receivable	2,920	[1]
Prepaid expenses and other assets	1,941	[1]	1,935
Total current assets	50,363	[1]	41,970
Properties, plant and equipment, net	939,846	[1]	746,045
Intangible assets, net	501,380	[1]	127,760
Goodwill	95,031	[1]	93,628
Deferred financing costs, net	22,528	[1]	16,699
Other assets	1,321	[1]	790
Total assets	1,610,469	[1]	1,026,892		570,627
Accrued additions to property, plant and equipment	9,213	[1]	7,500
Capital leases	3,862	[1]	2,693
Deferred revenue	2,634	[1]
Accounts payable - related party	3,088	[1]	1,308
Accounts payable, accrued expenses and other liabilities	29,717	[1]	31,794
Total current liabilities	48,514	[1]	43,295
Long-term debt	685,161	[1]	512,500
Long-term capital leases	3,161	[1]	3,929
Asset retirement obligations	14,024	[1]	11,545
Partners'/members' equity	859,609	[1]	455,623		258,753	284,837
Total liabilities and partners' capital	1,610,469	[1]	1,026,892
Issuer [Member]
Cash and cash equivalents	21		797
Accounts receivable - related party	366,405
Accounts receivable	608
Prepaid expenses and other assets	584
Total current assets	367,618
Investment in consolidated affiliates	1,041,935
Properties, plant and equipment, net	8,519
Deferred financing costs, net	17,149
Other assets	20
Total assets	1,435,241
Capital leases	429
Accounts payable - related party	535
Accounts payable, accrued expenses and other liabilities	15,547
Total current liabilities	16,511
Long-term debt	558,161
Long-term capital leases	960
Partners'/members' equity	859,609
Total liabilities and partners' capital	1,435,241
Guarantor Subsidiaries [Member]
Accounts receivable - related party	22,587
Accounts receivable	14,515
Insurance receivable	2,920
Prepaid expenses and other assets	1,357
Total current assets	41,379
Properties, plant and equipment, net	775,852
Intangible assets, net	163,021
Goodwill	95,031
Other assets	1,301
Total assets	1,076,584
Accrued additions to property, plant and equipment	3,829
Capital leases	3,433
Accounts payable - related party	367,682
Accounts payable, accrued expenses and other liabilities	11,876
Total current liabilities	386,820
Long-term capital leases	2,201
Asset retirement obligations	13,188
Partners'/members' equity	674,375
Total liabilities and partners' capital	1,076,584
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	90
Accounts receivable	6,513
Total current assets	6,603
Properties, plant and equipment, net	155,475
Intangible assets, net	338,359
Deferred financing costs, net	5,379
Total assets	505,816
Accrued additions to property, plant and equipment	5,384
Deferred revenue	2,634
Accounts payable, accrued expenses and other liabilities	2,402
Total current liabilities	10,420
Long-term debt	127,000
Asset retirement obligations	836
Partners'/members' equity	367,560
Total liabilities and partners' capital	505,816
Eliminations [Member]
Accounts receivable - related party	(365,237)
Total current assets	(365,237)
Investment in consolidated affiliates	(1,041,935)
Total assets	(1,407,172)
Accounts payable - related party	(365,129)
Accounts payable, accrued expenses and other liabilities	(108)
Total current liabilities	(365,237)
Partners'/members' equity	(1,041,935)
Total liabilities and partners' capital	$ (1,407,172)

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.

Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidated Statement Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net cash provided by (used in) operating activities	$ 102,065	[1]	$ 86,331		$ 48,003
Acquisitions, net of cash acquired	(563,965)	[1]	(414,073)
Capital expenditures	(52,572)	[1]	(48,405)		(69,069)
Proceeds from sale of property, plant and equipment	20	[1]
Net cash used in investing activities	(616,517)	[1]	(456,535)		(149,345)
Proceeds from issuance of senior notes	151,500	[1]	200,000
Proceeds from revolving credit facility	555,200
Repayment of revolving credit facility	(534,000)
Payment of Tristate Acquisition deferred payment	(7,839)	[1]
Payments on capital leases	(2,993)	[1]	(1,966)
Deferred financing costs paid	(11,322)	[1]	(6,982)		(13,568)
Proceeds from issuance of common units, net	217,483
Contributions received	249,680	[1]	8,741
Distributions paid	(103,537)	[1]	(64,011)		(49,699)
Taxes paid for equity-based compensation vesting	(406)	[1]			(5,293)
Net cash provided by financing activities	513,766	[1]	370,999		100,598
Change in cash and cash equivalents	(686)	[1]	795		(744)
Cash and cash equivalents at beginning of period	797	[1]	2		746
Cash and cash equivalents at end of period	111	[1]	797	[1]	2
Issuer [Member]
Net cash provided by (used in) operating activities	(23,613)
Acquisitions, net of cash acquired	(87,247)
Capital expenditures	(1,052)
Acquisition of interests in CMM	(131,250)
Change in advances to affiliates, net	75,825
Capital distributions from consolidated affiliates	2,604
Net cash used in investing activities	(141,120)
Proceeds from issuance of senior notes	151,500
Proceeds from revolving credit facility	411,700
Repayment of revolving credit facility	(517,500)
Payment of Tristate Acquisition deferred payment	(7,839)
Payments on capital leases	(359)
Deferred financing costs paid	(4,994)
Proceeds from issuance of common units, net	217,483
Contributions received	5,930
Distributions paid	(91,558)
Taxes paid for equity-based compensation vesting	(406)
Net cash provided by financing activities	163,957
Change in cash and cash equivalents	(776)
Cash and cash equivalents at beginning of period	797
Cash and cash equivalents at end of period	21
Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	112,880
Capital expenditures	(34,441)
Proceeds from sale of property, plant and equipment	20
Net cash used in investing activities	(34,421)
Payments on capital leases	(2,634)
Change in advances from affiliates, net	(75,825)
Net cash provided by financing activities	(78,459)
Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	16,645
Acquisitions, net of cash acquired	(476,718)
Capital expenditures	(17,079)
Net cash used in investing activities	(493,797)
Proceeds from revolving credit facility	143,500
Repayment of revolving credit facility	(16,500)
Deferred financing costs paid	(6,328)
Contributions received	375,000
Distributions paid	(18,430)
Net cash provided by financing activities	477,242
Change in cash and cash equivalents	90
Cash and cash equivalents at end of period	90
Eliminations [Member]
Net cash provided by (used in) operating activities	(3,847)
Acquisition of interests in CMM	131,250
Change in advances to affiliates, net	(75,825)
Capital distributions from consolidated affiliates	(2,604)
Net cash used in investing activities	52,821
Contributions received	(131,250)
Distributions paid	6,451
Change in advances from affiliates, net	75,825
Net cash provided by financing activities	$ (48,974)

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.